Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	HTHT
Entity Registrant Name	CHINA LODGING GROUP, LTD
Entity Central Index Key	0001483994
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	244,494,095

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 72,205	449,844	781,601
Restricted cash	287	1,790	1,500
Short-term investments	1,296	8,074
Accounts receivable, net of allowance of RMB1,445 and RMB2,683 in 2011 and 2012, respectively	8,127	50,633	37,416
Prepaid rent	51,573	321,305	228,087
Inventories	6,095	37,971	31,232
Other current assets	13,332	83,058	53,862
Deferred tax assets	7,099	44,231	40,119
Total current assets	160,014	996,906	1,173,817
Property and equipment, net	473,750	2,951,509	2,095,794
Intangible assets, net	16,208	100,980	69,779
Long-term investment	4,515	28,129
Goodwill	10,302	64,180	42,536
Other assets	21,434	133,536	102,056
Deferred tax assets	8,820	54,947	40,968
Total assets	695,043	4,330,187	3,524,950
Current liabilities:
Accounts payable	100,291	624,824	417,605
Amounts due to related parties	129	801	1,030
Salary and welfare payable	18,937	117,980	80,266
Deferred revenue	32,185	200,515	138,148
Accrued expenses and other current liabilities	30,076	187,380	142,146
Income tax payable	3,715	23,142	14,148
Total current liabilities	185,333	1,154,642	793,343
Deferred rent	75,511	470,438	329,774
Deferred revenue	16,019	99,800	71,698
Other long-term liabilities	14,832	92,407	61,574
Deferred tax liabilities	3,585	22,335	12,677
Total liabilities	295,280	1,839,622	1,269,066
Commitments and contingencies (Note 18)
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 242,604,223 and 244,494,095 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	29	180	179
Additional paid-in capital	360,091	2,243,403	2,199,954
Retained earnings	41,735	260,014	85,127
Accumulated other comprehensive loss	(6,165)	(38,408)	(39,166)
Total China Lodging Group, Limited shareholders' equity	395,690	2,465,189	2,246,094
Noncontrolling interest	4,073	25,376	9,790
Total equity	399,763	2,490,565	2,255,884
Total liabilities and equity	$ 695,043	4,330,187	3,524,950

Consolidated Balance Sheets (Parenthetical)(CNY) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance	2,683	1,445
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	244,494,095	242,604,223
Ordinary shares, shares outstanding	244,494,095	242,604,223

Consolidated Statements Of Comprehensive Income In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
Leased hotels	$ 492,678	3,069,431	2,172,934	1,707,771
Manachised and franchised hotels	56,154	349,847	212,644	130,579
Total revenues	548,832	3,419,278	2,385,578	1,838,350
Less: Business tax and related taxes	31,260	194,751	135,981	99,857
Net revenues	517,572	3,224,527	2,249,597	1,738,493
Operating costs and expenses:
Hotel operating costs	393,878	2,453,902	1,703,337	1,180,202
Selling and marketing expenses	16,503	102,814	94,754	70,786
General and administrative expenses	34,893	217,388	160,062	119,989
Pre-opening expenses	37,028	230,690	184,298	111,210
Total operating costs and expenses	482,302	3,004,794	2,142,451	1,482,187
Income from operations	35,270	219,733	107,146	256,306
Interest income	2,336	14,554	18,111	15,945
Interest expense	132	822	882	2,682
Other income	354	2,208	2,649	2,564
Foreign exchange gain (loss)	(321)	(2,000)	15,930	6,923
Income before income taxes	37,507	233,673	142,954	279,056
Tax expense	8,695	54,169	24,816	57,262
Net income	28,812	179,504	118,138	221,794
Less: net income attributable to noncontrolling interest	741	4,617	3,306	6,043
Net income attributable to ordinary share holders	28,071	174,887	114,832	215,751
Net earnings per share:
Basic	$ 0.12	0.72	0.47	1.05
Diluted	$ 0.11	0.71	0.47	0.92
Weighted average number of shares used in computation:
Basic	243,284,332	243,284,332	241,928,286	198,517,280
Diluted	246,981,001	246,981,001	246,181,202	234,480,894
Other comprehensive income
Foreign currency translation adjustments, net of tax of nil for 2010, 2011 and 2012	122	758	(16,463)	(10,173)
Comprehensive income	28,934	180,262	101,675	211,621
Comprehensive income attributable to the noncontrolling interest	741	4,617	3,306	6,043
Comprehensive income	$ 28,193	175,645	98,369	205,578

Consolidated Statements Of Comprehensive Income (Parenthetical)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Foreign currency translation adjustments, tax

Consolidated Statements of Changes in Equity In Thousands, except Share data	Total USD ($)	Total CNY	Ctrip.Com CNY	IPO CNY	Series B Convertible Preferred Shares CNY	Ordinary Shares CNY	Ordinary Shares Ctrip.Com CNY	Ordinary Shares IPO CNY	Ordinary Shares Series A convertible Preferred Shares CNY	Ordinary Shares Series B Convertible Preferred Shares CNY	Series A Preferred Shares Series A convertible Preferred Shares CNY	Additional Paid-in Capital CNY	Additional Paid-in Capital Ctrip.Com CNY	Additional Paid-in Capital IPO CNY	Additional Paid-in Capital Series B Convertible Preferred Shares CNY	Retained earnings (Accumulated Deficit) CNY	Accumulated Other Comprehensive loss CNY	Noncontrolling Interest CNY
Balance at Dec. 31, 2009		105,453				47					34	351,994				(245,456)	(12,530)	11,364
Balance (in shares) at Dec. 31, 2009						60,948,013					44,000,000
Issuance of ordinary shares (in shares)							7,202,482	41,400,000
Issuance of ordinary shares			150,572	804,848			5	28					150,567	804,820
Conversion convertible preferred shares into ordinary shares upon completion of initial public offering (in shares)									44,000,000	78,058,919	(44,000,000)
Conversion convertible preferred shares into ordinary shares upon completion of initial public offering					796,803				34	57	(34)				796,746
Issuance of warrants		942										942
Acquisitions of noncontrolling interest		(17,099)										(10,588)						(6,511)
Issuance of ordinary shares upon exercise of warrants (in shares)						1,700,000
Issuance of ordinary shares upon exercise of warrants		17,873				1						17,872
Issuance of ordinary shares upon exercise of option (in shares)		7,842,341				7,842,341
Issuance of ordinary shares upon exercise of option		42,342				6						42,336
Share-based compensation		13,113										13,113
Capital contribution from noncontrolling interest		10																10
Sales of partial ownership interest in one subsidiary		1,130										562						568
Net income		221,794														215,751		6,043
Dividend paid to noncontrolling interest		(2,298)																(2,298)
Foreign currency translation adjustments		(10,173)															(10,173)
Balance at Dec. 31, 2010		2,125,310				178						2,168,364				(29,705)	(22,703)	9,176
Balance (in shares) at Dec. 31, 2010						241,151,755
Issuance of ordinary shares upon exercise of option (in shares)		1,452,468				1,452,468
Issuance of ordinary shares upon exercise of option		7,784				1						7,783
Share-based compensation		15,483										15,483
Excess tax benefit from share-based compensation		8,324										8,324
Capital contribution from noncontrolling interest		459																459
Net income		118,138														114,832		3,306
Dividend paid to noncontrolling interest		(3,151)																(3,151)
Foreign currency translation adjustments		(16,463)															(16,463)
Balance at Dec. 31, 2011		2,255,884				179						2,199,954				85,127	(39,166)	9,790
Balance (in shares) at Dec. 31, 2011						242,604,223
Issuance of ordinary shares upon exercise of option (in shares)	1,889,872					1,889,872
Issuance of ordinary shares upon exercise of option		18,311				1						18,310
Share-based compensation		20,837										20,837
Excess tax benefit from share-based compensation		4,302										4,302
Capital contribution from noncontrolling interest		240																240
Acquisitions with noncontrolling interest		14,215																14,215
Net income	28,812	179,504														174,887		4,617
Dividend paid to noncontrolling interest		(3,486)																(3,486)
Foreign currency translation adjustments	122	758															758
Balance at Dec. 31, 2012	$ 399,763	2,490,565				180						2,243,403				260,014	(38,408)	25,376
Balance (in shares) at Dec. 31, 2012						244,494,095

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Operating activities:
Net income	$ 28,812	179,504	118,138	221,794
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	3,345	20,837	15,483	13,113
Depreciation and amortization	55,790	347,575	236,857	171,539
Deferred taxes	(2,925)	(18,226)	(35,714)	9,228
Bad debt expenses	199	1,238	667	103
Deferred rent	23,092	143,858	92,927	70,761
Impairment loss	859	5,349	710
Excess tax benefit from share-based compensation	(691)	(4,302)	(8,324)
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(1,980)	(12,336)	(16,401)	(6,481)
Prepaid rent	(14,963)	(93,218)	(75,820)	(82,649)
Inventories	(1,078)	(6,714)	(12,792)	(9,407)
Amount due from related parties			3,267	1,365
Other current assets	(4,720)	(29,404)	(15,684)	(13,404)
Other assets	(5,053)	(31,482)	(22,102)	(17,841)
Accounts payable	544	3,390	3,435	3,478
Amount due to related parties	(37)	(229)	175	(72)
Salary and welfare payables	5,906	36,809	22,628	28,042
Deferred revenue	14,521	90,468	92,803	42,283
Accrued expenses and other current liabilities	5,791	36,076	34,246	16,290
Income tax payable	2,134	13,296	7,350	11,252
Other long-term liabilities	5,333	33,231	16,891	9,732
Net cash provided by (used in) operating activities	114,879	715,720	458,740	469,126
Investing activities:
Purchases of property and equipment	(160,198)	(998,050)	(768,756)	(397,252)
Purchases of intangibles	(567)	(3,532)	(14,674)	(7,630)
Amount received as a result of government zoning			6,900
Acquisitions, net of cash received	(4,824)	(30,055)	(57,822)	(9,653)
Purchase of long-term investment	(4,515)	(28,129)
Purchase of short-term investments	(1,296)	(8,074)	(30,000)	(430,000)
Sales of short-term investments			130,000	330,000
Decrease (increase) in restricted cash	(47)	(290)	(225)	(775)
Net cash used in investing activities	(171,447)	(1,068,130)	(734,577)	(515,310)
Financing activities:
Proceeds from issuance of ordinary shares				959,104
Ordinary share issuance costs, net of existing shareholder reimbursements				3,929
Net proceeds from exercise of warrants				17,873
Net proceeds from issuance of ordinary shares upon exercise of option	2,973	18,520	7,285	41,125
Proceeds from long-term debt	161	1,000		70,000
Repayment of long-term debt	(161)	(1,000)		(207,000)
Funds advanced from noncontrolling interest holders	482	3,000	3,485	2,778
Repayment of funds advanced from noncontrolling interest holders	(430)	(2,681)	(2,568)	(23,715)
Acquisitions of noncontrolling interest				(17,099)
Proceeds from sales of partial ownership interest in one subsidiary				1,130
Contribution from noncontrolling interest holders	39	240	459	10
Dividend paid to noncontrolling interest holders	(560)	(3,486)	(3,151)	(2,298)
Excess tax benefit from share-based compensation	691	4,302	8,324
Net cash provided by financing activities	3,195	19,895	13,834	845,837
Effect of exchange rate changes on cash and cash equivalents	122	758	(16,463)	(10,173)
Net increase (decrease) in cash and cash equivalents	(53,251)	(331,757)	(278,466)	789,480
Cash and cash equivalents at the beginning of the year	125,456	781,601	1,060,067	270,587
Cash and cash equivalents at the end of the year	72,205	449,844	781,601	1,060,067
Supplemental disclosure of cash flow information:
Interest paid	138	859	882	4,075
Income taxes paid	11,232	69,980	53,180	36,782
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payable	94,842	590,873	395,681	269,815
Consideration payable for business acquisition	1,686	10,506	16,625	54,047
Purchase of intangible assets included in payables	1,699	10,584	11,455	12,278
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables				7,614
Reimbursement of government zoning included in receivables	488	3,042		4,400
Issuance of ordinary shares upon exercise of options from subscription deposit				1,217
Issuance warrant for acquisition of noncontrolling interest				7,067
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	$ 47	290	499

Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
Organization and Principal Activities

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

China Lodging Group, Limited (the “Company”) was incorporated in the Cayman Islands under the laws of the Cayman Islands on January 4, 2007. The principal business activities of the Company and its subsidiaries (the “Group”) are to develop leased, manachised and franchised hotels under the “Joya Hotel”, “JI Hotel” , “Starway Hotel” , “HanTing Hotel” and “Hi Inn” brands in the People’s Republic of China (“PRC”). As of December 31, 2012, the Group does not own any hotel properties.

Leased hotels

The Group leases hotel properties from property owners and is responsible for all aspects of hotel operations and management, including hiring, training and supervising the managers and employees required to operate the hotels. In addition, the Group is responsible for hotel development and customization to conform to the standards of the Group brands at the beginning of the lease, as well as repairs and maintenance, operating expenses and management of properties over the term of the lease.

Under the lease arrangements, the Group typically receives rental holidays of two to six months and pays rent on a quarterly or biannual basis. Rent is typically subject to the fixed escalations of three to five percent every three to five years. The Group recognizes rental expense on a straight-line basis over the lease term.

As of December 31, 2011 and 2012, the Group had 344 and 465 leased hotels in operation, respectively.

Manachised and franchised hotels

Typically the Group enters into certain franchise and management arrangements with franchisees for which the Group is responsible for providing branding, quality assurance, training, reservation, hiring and appointing of the hotel general manager and various other support services relating to the hotel renovation and operation. Those hotels are classified as manachised hotels. Under typical franchise and management agreements, the franchisee is required to pay an initial franchise fee and ongoing franchise and management service fees, the majority of which are equal to a certain percentage of the revenues of the hotel. The franchisee is responsible for the costs of hotel development, renovation and the costs of its operations. The term of the franchise and management agreements are typically eight years and are renewable upon mutual agreement between the Group and the franchisee. The Group also has a small number of franchised hotels in which cases the Group does not provide a hotel general manager. As of December 31, 2011 and 2012, the Group had 295 and 516 manachised hotels in operation and nil and 54 franchised hotels in operation, respectively.

Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Principal Accounting Policies

2. SUMMARY OF PRINCIPAL ACCOUNTING POLICIES

Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances are eliminated on consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long lived assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, impairment of goodwill, share-based compensation and costs related to its customer loyalty program.

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted cash

Restricted cash represents bank demand deposits collateralized for certain newly established subsidiaries pending capital verification procedure of relevant PRC government authority and deposits used as security against borrowings. The capital verification approval process typically takes between three to six months.

Short-term investments

Short-term investments represent held-to-maturity securities and are measured at amortized cost in the consolidated balance sheets. The Group classifies investments with maturities of more than three months and less than 12 months as short-term investments.

Accounts receivable, net of allowance

Trade receivables mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables are expensed when used.

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations , betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statement of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible assets, net and unfavorable lease

Intangible assets consist primarily of brand name, non-compete agreement, franchise agreements and favorable leases acquired in business combinations and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, non-compete agreement, franchise agreements and favorable lease agreements acquired from business combination are recognized and measured at fair value upon acquisition. Non-compete agreement, franchise agreements and favorable lease agreements are amortized over the expected useful life, remaining franchise contract terms and remaining operating lease term. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease term. Purchased software is stated at cost less accumulated amortization.

Brand name is considered to have an indefinite life. The Group evaluates the brand name each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand name with its carrying amount. If the carrying amount of brand name exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measured the fair value of the brand name under the relief-from-royalty method. Management performs its annual brand name impairment test on November 30.

Long-term investment

The Group accounts for the investment in an investee of which the Group owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies of the entity as cost method investment. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value when the impairment is deemed other-than-temporary.

As of December 31, 2012, the Group’s investment in UBOX, a privately-held company, of RMB28,129 was accounted for using the cost method. No event had occurred that indicated that an other than temporary impairment existed and therefore the Group did not record any impairment charges for this cost-method investment during 2012.

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group adopted Accounting Standards Update (“ASU”) 2011-08, Intangibles-Goodwill and other (Topic350), since 2012, which gives the Group an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group recognized goodwill impairment of nil, RMB 710 and nil for years ended December 31, 2010, 2011 and 2012, respectively.

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. There was no impairment charge recognized during the years ended December 31, 2010 or 2011.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continue underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB 5,349 during the year ended December 31, 2012.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Accruals for customer loyalty program

The Group invites its customers to participate in a customer loyalty program. The membership has an unlimited life. Members enjoy favorable treatment such as more convenient check-out procedures and late check-out, discounts on room rates and accumulate membership points for their paid stays, which can be redeemed for room night awards and other gifts within two years after the points are earned. The estimated incremental costs to provide room night awards and other gifts are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as cost and expense in the accompanying consolidated statements of comprehensive income. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. As of December 31, 2011 and 2012, the accruals for estimated liabilities under the customer loyalty program amounted to RMB7,629 and RMB 12,963, respectively.

Deferred revenue

Deferred revenue generally consists of non-refundable advances received from customers for rental of rooms, cash received for membership fees and initial franchise fees received prior to the Group fulfilling its commitments to the franchisee.

Revenue recognition

Revenue from leased hotels is derived from hotel operations, mainly including the rental of rooms, food and beverage sales and souvenir sales from leased hotels. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

Revenues from manachised and franchised hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fee. The one-time franchise fee is recognized when the manachised and franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation and personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The system maintenance, support fee and central reservation system usage fee is recognized when services are provided.

In addition, the Group accounts for hotel manager fees related to the manachised hotels under the franchise program as revenues. Pursuant to the franchise agreements, the Group charges the franchisees fixed hotel manager fees to cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The hotel manager fee is recognized as revenue monthly. During the years ended December 31, 2010, 2011 and 2012, the hotel manager fees that were recognized as revenue were RMB30,097, RMB43,021 and RMB72,061, respectively.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. Effective October 1, 2010, the Group prospectively revised the estimated membership duration from three to five years to two to five years to more closely reflect the expected membership retention. The effect of this change in accounting estimate was immaterial for the year ended December 31, 2010. Revenues recognized from the customer loyalty program were RMB22,633, RMB35,623 and RMB51,132 for the years ended December 31, 2010, 2011 and 2012, respectively.

Business tax and related taxes

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB18,217, RMB28,445 and RMB 30,053 for the years ended December 31, 2010, 2011 and 2012, respectively.

Government grants

Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB4,034, RMB7,491 and RMB 6,723 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a reduction of general and administrative expenses in the consolidated statements of comprehensive income.

Leases

A lease of which substantially all the benefits and risks incidental to ownership remain with lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the initial lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent. As of December 31, 2011 and 2012, deferred rent of RMB8,690 and RMB11,882 were recorded as other current liabilities and RMB329,774 and RMB 470,438 were recorded as long-term liabilities, respectively.

Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. The interest expense incurred for the years ended December 31, 2010, 2011 and 2012 was RMB4,074, RMB882 and RMB859, of which RMB1,392, nil and RMB 37 was capitalized as additions to assets under construction, respectively.

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, RMB, which is the functional currency.

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment and accounts receivable.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group’s short-term investment consists of corporate debt security with high credit quality. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair value of the Group’s financial instruments, including cash, restricted cash, short-term investments, receivables, payables and accruals, approximates their carrying value due to their short-term nature.

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total loss
Property and equipment	4,991	—	—	4,991	5,349

As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB10,340 was not fully recoverable and consequently recorded an impairment charge of RMB5,349 for the year ended December 31, 2012.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 15%, respectively.

Warrants

The Group records warrants convertible into mezzanine equity securities and ordinary shares as liabilities and adjusts the carrying amount of such liabilities to fair value at each reporting date.

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of RMB13,113, RMB15,483 and RMB20,837, respectively, which was classified as follows:

	At December 31,
	2010	2011	2012
Hotel operating costs	1,555	2,115	2,592
Selling and marketing expenses	778	783	1,031
General and administrative expenses	10,780	12,585	17,214

Total	13,113	15,483	20,837

Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and nonvested restricted stocks.

Prior to the Group’s initial public offering (“IPO”) in March 2010, the Group determined that its Series A convertible preferred shares and Series B convertible redeemable preferred shares were participating securities as each participated in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group used the two-class method of computing earnings per share. Under this method, net income applicable to holders of ordinary shares was allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class could share in income for the period. Losses were not allocated to the participating securities. Diluted earnings per share was computed using the more dilutive of the two-class method or the if-converted method. The preferred shares were converted into ordinary shares upon the completion of the Group’s IPO. The two-class method of computing earnings per share ceased to apply on the conversion date.

Segment reporting

The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Recently issued accounting pronouncements

On July 27, 2012, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2012-02, which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. ASU 2012-02 is effective for annual and interim impairment tests performed. The Group will be required to adopt ASU 2012-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On January 31, 2013, the FASB issued ASU 2013-01, which clarifies the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. Retrospective application is required for all comparative periods presented. The Group will be required to adopt ASU 2013-01 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On February 5, 2013, the FASB issued ASU 2013-02, which requires entities to disclose the following additional information about items reclassified out of accumulated other comprehensive income (AOCI): (1) Changes in AOCI balances by component (e.g., unrealized gains or losses on available-for-sale securities or foreign-currency items). Both before-tax and net-of-tax presentations of the information are acceptable as long as an entity presents the income tax benefit or expense attributed to each component of OCI and reclassification adjustments in either the financial statements or the notes to the financial statements. (2)Significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 and should be applied prospectively. The Group will be required to adopt ASU 2013-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.2301, on December 31, 2012, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2012, or at any other rate.

Acquisitions	12 Months Ended
Dec. 31, 2012
Acquisitions

3. ACQUISITIONS

(i) During the year ended December 31, 2012, to enrich the Group’s brand and accelerate the Group’s expansion in the mid-scale market, the Group acquired 51% equity interest of Starway Hotels (Hong Kong) Limited (“Starway”), a franchised hotel chain from C-Travel International Limited (“C-Travel") a wholly owned subsidiary of Ctrip.com International, Ltd. for total cash consideration of RMB17,292. C-Travel granted the Group a purchase right to acquire the remaining 49% equity interest of Starway at an amount in US$ equal to RMB16,460 within one year. The right may be exercised by the Group in its sole discretion. The business acquisition was accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2012	Amortization period
Current assets	954
Intangible assets	299
Property and equipment	667	5-10 years
Brand name	28,600	indefinite
Non-compete agreement	400	10 years
Franchise agreements	7,700	remaining contract terms
Goodwill	21,491
Current liabilities	(19,430)
Deferred tax liabilities	(9,174)
Noncontrolling interest	(14,215)

Total	17,292

Brand name represents the registered trademark of Starway which is well recognized brand in mid-scale hotel market in PRC. The useful life of brand name is indefinite. The Group measured the fair value of the brand name under the relief-from-royalty method.

Goodwill was recognized as a result of expected synergies from combining operations of the Group and Starway and other intangible assets that do not qualify for separate recognition. Goodwill is not amortized and is not deductible for tax purpose.

(ii) During the year ended December 31, 2010, 2011 and 2012, the Group acquired nine, four and one individual hotels in the form of leased hotel for total cash consideration of RMB63,733, RMB20,400 and RMB7,000, respectively. The business acquisitions were accounted for under purchase accounting.

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2010	2011	2012	Amortization period
Current assets	33	2,199	127
Intangible assets	—	63	—
Property and equipment	25,550	10,980	4,668	5-10 years
Favorable lease	20,800	5,847	2,470	remaining lease terms
Deferred tax assets	229	—	—
Franchise agreements	600	900	200	remaining contracts terms
Goodwill	22,921	1,873	153
Unfavorable lease	(1,600)	—	—	remaining lease terms
Deferred tax liabilities	(4,800)	(1,462)	(618)

Total	63,733	20,400	7,000

(iii) In 2010, the Group acquired noncontrolling interests in four existing subsidiaries. The aggregate consideration for these acquisitions was comprised of the following:

2010
Cash consideration	17,099
Fair value of warrants	7,068

Total consideration	24,167

The warrants provide the holder with the ability to purchase 1,500,000 ordinary shares of the Group at an exercise price of US$1.54 per share. The fair value of the warrants was determined by the Group using generally accepted valuation methodologies, including the discounted cash flow approach which incorporates certain assumptions including the financial results, growth trends, terminal value and discount rate of the Group, to derive the total equity value of the Group.

The acquisitions of the noncontrolling interests were accounted for as equity transactions. The difference between the purchase consideration and the related carrying value of the noncontrolling interests of RMB17,655 were recorded as a reduction of additional paid-in capital during the year ended December 31, 2010.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2011	2012
Cost:
Buildings	11,860	11,860
Leasehold improvements	2,213,221	3,220,481
Furniture, fixtures and equipment	348,713	479,808
Motor vehicles	828	833

	2,574,622	3,712,982
Less: Accumulated depreciation	(663,002)	(1,013,694)

	1,911,620	2,699,288
Construction in progress	184,174	252,221

Property and equipment, net	2,095,794	2,951,509

Depreciation expense was RMB167,490, RMB229,742 and RMB 337,511 for the years ended December 31, 2010, 2011 and 2012, respectively.

In 2010, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,994 associated with this hotel and recognized a gain of RMB406, which is net of reimbursements receivable of RMB4,400, which have been included as a component of other current assets in the consolidated balance sheet as of December 31, 2010 and received in 2011.

In 2011, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB2,411 associated with this hotel and recognized a gain of RMB89, which is net of RMB2,500 cash received.

In 2012, the Group demolished one leased hotel due to local government zoning requirements. As a result, the Group wrote off property and equipment of RMB3,042 associated with this hotel, which has been recorded as receivable in other current assets as of December 31, 2012. No gain or loss was recognized.

As of December 31, 2012, the Group has been formally notified by local government authorities that four additional leased hotels of the Group will likely be demolished due to local government zoning requirements. The aggregate carrying amount of property and equipment at the hotels was RMB14,844 as of December 31, 2012. None of the hotels have recorded intangible assets or goodwill. The Group has not recognized any impairment as expected cash flows from the hotels’ operations prior to demolition and expected amounts to be received as a result of the demolition will likely exceed the carrying value of such assets. The Group estimated amounts to be received based on the relevant PRC laws and regulations, terms of the lease agreements, and the prevailing market practice.

Intangible Assets, Net and Unfavorable Lease	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net and Unfavorable Lease

5. INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2011	2012
Brand name	—	28,600
Franchise agreements	—	7,900
Non-compete agreement	—	400
Favorable lease agreements	67,156	69,626
Purchased software	18,158	20,490

Total	85,314	127,016
Less: Accumulated amortization	(15,535)	(26,036)

Total	69,779	100,980

Unfavorable lease

	As of December 31,
	2011	2012
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,532)	(1,969)

Unfavorable lease agreements, net	2,392	1,955

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2010, 2011 and 2012 amounted to RMB3,754, RMB6,652 and RMB 10,501, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2013	8,632	(337)	8,295
2014	8,185	(297)	7,888
2015	8,117	(289)	7,828
2016	7,825	(209)	7,616
2017	7,501	(130)	7,371
Thereafter	32,120	(693)	31,427

	72,380	(1,955)	70,425

Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill

6. GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2010	19,550	(1,098)	18,452
Increase in goodwill related to acquisitions	22,921	—	22,921

Balance at December 31, 2010	42,471	(1,098)	41,373
Increase in goodwill related to acquisitions	1,873	—	1,873
Impairment losses recognized	—	(710)	(710)

Balance at December 31, 2011	44,344	(1,808)	42,536
Increase in goodwill related to acquisitions	21,644	—	21,644

Balance at December 31, 2012	65,988	(1,808)	64,180

Debt	12 Months Ended
Dec. 31, 2012
Debt

7. DEBT

In March 2012, the Group entered into a five-year bank credit facility under which the Group can borrow up to RMB 500,000 by May 21, 2015, which is subject to bank’s reevaluation from time to time. The credit facility has a specified expiration schedule for draw-down. The interest rate for each draw-down is established on the draw-down date and is adjusted annually, based on the loan interest rate stipulated by the People’s Bank of China for the corresponding period. As of December, 31, 2012, the Group had drawn down the credit facility of RMB 1,000, repaid RMB 1,000, and RMB100,000 of the credit facility has expired. As of December 31, 2012, credit facility of RMB399,000 was available for future borrowing, which will expire on May 21, 2015. The weighted average interest rate for borrowings drawn under such credit facility was 6.9% for the year ended December 31, 2012. The credit facility is restricted to certain hotels’ renovation and the credit facility was not collateralized.

In September 2012, the Group entered into a three-year revolving bank credit facility under which the Group can draw down up to RMB300,000 by October 9, 2015. As of December 31, 2012, the Group has not drawn down anything under this facility. The interest rate for this credit facility will be determined on the drawn down date and the credit facility was not collateralized.

In December 2012, the Group entered into a thirty-month bank credit facility under which the Group can draw down up to US$10,000 by April 5, 2013. The interest rate for each draw down is based on the twelve-month London Interbank Offered Rate (“Libor”) on draw-down date plus 2.7%. Each draw down will be guaranteed by letter of guarantee or stand-by letter of credit. As of December 31, 2012, the Group has not drawn down anything under this credit facility.

Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

8. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2011	2012
Payable for business acquisitions	13,573	7,623
Business taxes and other subcharge payables	28,449	41,178
Accrual for customer loyalty program	7,629	12,963
Payable to noncontrolling interest holders	11,433	11,751
Other payables	13,249	16,589
Accrued rental	26,544	35,989
Accrued utilities	19,224	28,332
Other accrued expenses	22,045	32,955

Total	142,146	187,380

From time to time, the Group receives cash funding advanced from noncontrolling interest holders for joint venture hotels. Such advances are non-interest bearing and are payable within one year.

Preferred Shares, Warrant I and Warrant II	12 Months Ended
Dec. 31, 2012
Preferred Shares, Warrant I and Warrant II

9. PREFERRED SHARES, WARRANT I and WARRANT II

In February 2007, the Company issued 44,000,000 Series A convertible preferred shares, par value US$0.0001 per share, at issuance price of US$0.50 per share.

On June 20, 2007, the Company issued 35,873,535 Series B convertible redeemable preferred shares, par value US$0.0001, of which 32,144,009 shares were issued for cash proceeds of RMB312,338 (US$41,000) and 3,729,526 shares were issued upon the conversion of convertible notes and accrued interest of RMB30,472 (US$4,000) and RMB331 (US$43), respectively. Total cash proceeds of RMB310,383 (US$40,743) were net of issuance costs of RMB1,955 (US$257).

In conjunction with the Series B convertible redeemable preferred shares, the Group granted Warrant I and Warrant II to purchase 13,066,670 and 3,136,001 Series B convertible redeemable preferred shares at a per share purchase price RMB10.44 (US$1.53) and RMB8.70 (US$1.28), respectively. The total fair value of Warrant I and Warrant II was RMB15,544.

In 2007 and June 2008, the Company issued 16,052,046 Series B convertible redeemable shares upon exercise of 8,212,044 Warrants I, 3,136,001 Warrant II and 4,704,001 Warrant III, which were granted in conjunction with a promissory note issued in 2007, for total consideration of RMB160,596 (US$22,569). On June 20, 2008, 4,854,626 Warrant I expired unexercised. There was no warrant outstanding then.

In 2008, the Company issued 11,760,002, 11,760,002 and 1,306,667 Series B Shares for RMB10.44 (US$1.53) per share for total proceeds of RMB129,323 (US$18,000), RMB127,588 (US$18,000) and RMB13,894 (US$2,000), respectively, to existing ordinary and Series A shareholders.

In 2008, the Company exchanged 1,306,667 Series B Shares for a RMB13,894 (US$2,000) related party payable due to Powerhill Holdings Limited (“Powerhill”, a BVI company wholly-owned by Qi Ji and Tongtong Zhao), previously advanced to the Group for working capital purposes. No compensation expense was recorded given the effective purchase price of the Series B Shares exceeded the fair value of the Series B Shares on the exchange date.

Upon the completion of the Group’s IPO in March 2010, Series A convertible preferred shares and Series B convertible redeemable preferred shares were converted into ordinary shares on a one-to-one basis.

The key terms of Series A Shares and Series B Shares (collectively the “Preferred Shares”) were as follows:

Dividends

The holders of the Preferred Shares were entitled to participate in dividends paid to holders of ordinary shares on an as-converted basis.

Voting Rights

Each ordinary share was entitled to two votes per share. A Series A Share was entitled to one one-half of the number of ordinary shares into which it was convertible (one vote per ordinary share). Each Series B Share was entitled to vote on an as-if converted basis (two votes per ordinary share).

Conversion

The Preferred Shares were convertible into ordinary shares at 1:1 ratio initially, at the option of the holder at any time. The Preferred Shares were also automatically convertible upon the consummation of IPO or obtaining the necessary written consent from the holders of Preferred Shares. An IPO referred to a firm commitment, underwritten IPO by the Company of its ordinary shares with (i) a market capitalization equal to no less than US$495,000 immediately prior to the IPO, and (ii) total offering proceeds to the Company, before deduction of selling expenses, of not less than US$50,000.

The conversion prices of the Preferred Shares were subject to anti-dilution adjustments and in the event the Company issued ordinary shares at a price per share lower than the applicable conversion price in effect immediately prior to such issuance. No adjustments to the conversion prices occurred.

The Company determined that there was no BCF attributable to the Preferred Shares as the effective conversion price of the Preferred Shares was greater than the fair value of the ordinary shares on the respective commitment dates.

Redemption

The Series A Shares were not redeemable.

The Series B Shares were redeemable at a price equal to the subscription price plus all declared but unpaid dividends at the election of the holders of a majority of such shares on or after May 1, 2012.

Liquidation Preferences

The holders of Preferred Shares had preference over holders of ordinary shares with respect to payment of dividends and distribution of assets in the event of any voluntary or involuntary liquidation, dissolution, winding up or deemed liquidation of the Company. A deemed liquidation event included a change in control and the sale, transfer or disposition of all or substantially all of the assets of the Group. The holders of Preferred Shares were entitled to receive an amount equal to the subscription price, plus declared but unpaid dividends. Series B Shares must receive their liquidation payment prior to any such payments being made on the Series A Shares.

Investor Put Option

The holders of Series B Shares had the right before the date of a Qualified IPO to require Qi Ji, founder and CEO of the Group, to purchase all or any portion of the Series B Shares at a per share price equal to 105% of the subscription price, upon the occurrence of certain triggering events.

Hotel Operating Costs	12 Months Ended
Dec. 31, 2012
Hotel Operating Costs

10. HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased hotels, manachised and franchised hotels and consist of the following:

	Year Ended December 31,
	2010	2011	2012
Rent	476,100	655,247	916,357
Utilities	108,208	150,865	215,768
Personnel cost	210,906	329,078	505,773
Depreciation and amortization	163,125	227,938	337,162
Consumable, food and beverage	145,317	228,244	333,245
Others	76,546	111,965	145,597

Total	1,180,202	1,703,337	2,453,902

Pre-Opening Expenses	12 Months Ended
Dec. 31, 2012
Pre-Opening Expenses

11. PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2010	2011	2012
Rents	88,177	153,229	191,538
Personnel cost	5,214	13,273	15,488
Others	17,819	17,796	23,664

Total	111,210	184,298	230,690

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share-Based Compensation

12. SHARE-BASED COMPENSATION

In February 2007, the Group adopted the 2007 Global Share Plan which allows the Group to offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”). Under the 2007 Global Share Plan, the Group may issue incentive awards to the Participants to purchase not more than 10,000,000 ordinary shares. In June 2007, the Group adopted the 2008 Global Share Plan which allows the Group to offer incentive awards to Participants. Under the 2008 Global Share Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In October 2008, the Group increased the maximum number of incentive awards available under the 2008 Global Share Plan to 7,000,000. In September 2009, the Group adopted 2009 Share Incentive Plan which allows the Group to offer incentive awards to Participants. Under the 2009 Share Incentive Plan, the Group may issue incentive awards to purchase up to 3,000,000 ordinary shares. In July 2010, the Group increased the maximum number of incentive awards available under 2009 Share Incentive Plan to 15,000,000. The 2007 and 2008 Global Share Plans and 2009 Share Incentive Plan (collectively, the “Incentive Award Plans”) contain the same terms and conditions. All incentive awards granted under the Incentive Award Plans have a maximum life of ten years and vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years. As of December 31, 2012, the Group had granted 24,743,043 options and 3,182,466 nonvested restricted stocks.

Share options

In July 2012, the Group granted 1,475,366 option to executive officers that will vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years and will become exercisable if the Group satisfies certain performance conditions for the three-year period ending December 31, 2014. The number of underlying shares that may become exercisable will range from 0% to 200% depending upon whether the performance conditions are achieved and, if achieved, to what level. The Group recognizes compensation expenses for the awards with performance conditions based upon the Group’s judgment of likely future performance and may be adjusted in future periods depending on actual performance.

The weighted-average grant date fair value for options granted during the years ended December 31, 2010, 2011 and 2012 was RMB12.99 (US$1.96), RMB14.37 (US$2.23) and RMB8.52 (US$1.35), respectively, computed using the binomial option pricing model. The binomial model requires the input of subjective assumptions including the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of the Group and comparable companies. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

The fair value of stock options was estimated using the following significant assumptions:

	2010	2011	2012
Suboptimal exercise factor	2.5 to 4.24	3.83 to 8.93	7.45 to 7.66
Risk-free interest rate	3.58 to 4.50%	1.88 to 2.66%	0.81 to 1.19%
Volatility	45.36 to 51.42%	50.61 to 50.69%	51.35 to 51.89%
Dividend yield	—	—	—
Life of option	10 years	6 years	6 years

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2012	9,773,842	1.84
Granted	2,838,795	2.80
Forfeited	(917,940)	3.55
Exercised	(1,889,872)	1.53

Share options outstanding at December 31, 2012	9,804,825	2.02	5.95	22,042

Share options vested or expected to vest at December 31, 2012	9,302,216	2.00	5.92	21,057

Share options exercisable at December 31, 2012	5,676,003	1.59	6.03	15,144

As of December 31, 2012, there was RMB31,401 in total unrecognized compensation expense related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted-average period of 2.76 years.

During the years ended December 31, 2010, 2011 and 2012, 7,842,341, 1,452,468 and 1,889,872 options were exercised having an aggregate intrinsic value of RMB11,271, RMB37,700 and RMB 32,562, respectively.

Nonvested restricted stock

The fair value of nonvested restricted stock with service conditions or performance conditions is based on the fair market value of the underlying ordinary shares on the date of grant.

In July 2012, the Group granted 1,059,977 nonvested restricted stocks to executive officers which will become exercisable if the Group satisfies certain performance conditions for the three-year period ending December 31, 2014, and 213,209 nonvested restricted stocks to executive officers which will become exercisable if the Group satisfies certain market condition for the three-year period ending December 31, 2014. These awards vest 50% on the second anniversary of the stated vesting commencement date with the remaining 50% vesting ratably over the following two years. The number of underlying shares that may become exercisable will range from 0% to 200% depending upon whether the performance conditions and market condition are achieved and, if achieved, to what level. The Group recognizes compensation expense for the awards with performance conditions based upon the Group’s judgment of likely future performance and may be adjusted in future periods depending on actual performance. The Group estimated the grant date fair value of the awards with market conditions using a Monte Carlo simulation. Compensation expenses for the awards with market conditions are recognized during the requisite service period, even if the market condition is never satisfied. The significant assumptions of the Monte Carlo simulation are the following:

2012
Expected dividends	—
Risk-free interest rate	0.29%
Expected volatility	48.41%

The following table summarized the Group’s nonvested restricted stock activity in 2012.

	Number of restricted stocks	Weighted average grant date fair value
		US$
Nonvested restricted stocks outstanding at January 1, 2012	571,825	4.17
Granted	2,554,405	2.92
Forfeited	(92,188)	4.07

Nonvested restricted stocks outstanding at December 31, 2012	3,034,042	3.12

As of December 31, 2012, there was RMB45,160 in unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted stocks, which is expected to be recognized over a weighted-average period of 3.31 years.

The total fair value of nonvested restricted stocks vested in 2012 was nil.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share

13. EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2010	2011	2012
Net income attributable to ordinary shareholders — basic	207,814	114,832	174,887
Amounts allocated to preferred shares for participating rights to dividends	7,937	—	—

Net income attributable to ordinary shareholders — diluted	215,751	114,832	174,887

Weighted average ordinary shares outstanding — basic	198,517,280	241,928,286	243,284,332
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	6,201,302	4,252,916	3,696,669
Preferred shares	29,762,312	—	—

Weighted average ordinary shares outstanding — diluted	234,480,894	246,181,202	246,981,001

Basic earnings per share	1.05	0.47	0.72

Diluted earnings per share	0.92	0.47	0.71

For the years ended December 31, 2010, 2011 and 2012, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Year Ended December 31,
	2010	2011	2012
Outstanding employee options and nonvested restricted stocks	—	1,486,533	797,981

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

14. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

China Lodging Holdings (HK) Limited and Starway Hotels (Hong Kong) Limited are subject to Hong Kong profit tax at a rate of 16.5% in 2010, 2011 and 2012. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

China Lodging Holdings Singapore Pte. Ltd. is subject to Singapore corporate income tax at a rate of 17% in 2010, 2011 and 2012. No Singapore profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Singapore during the years presented.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), which was effective from January 1, 2008, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

Hanting Technology (Suzhou) Co., Ltd, as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years’ tax losses. Hanting Suzhou has entered into the first tax profitable year for the year ended December 31, 2011.

Tax expense (benefit) is comprised of the following:

	As of December 31,
	2010	2011	2012
Current Tax	48,034	60,530	72,395
Deferred Tax	9,228	(35,714)	(18,226)

Total	57,262	24,816	54,169

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2010	2011	2012
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	—	3%	3%
Effect of different tax rate of group entities operating in other jurisdictions	(2)%	(3)%	1%
Effect of change in valuation allowance	(1)%	9%	6%
Effect of tax holiday	—	(17)%	(12)%
Other	(1)%	—	—

Effective tax rate	21%	17%	23%

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2010	2011	2012
Aggregate amount	—	24,156	28,139
Per share effect — basic	—	0.10	0.12
Per share effect — diluted	—	0.10	0.11

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012
Deferred tax assets:
Net loss carryforward	59,340	71,564
Pre-opening expenses	768	1,405
Deferred revenue	25,997	37,688
Deferred rent	4,025	4,200
Unfavorable lease	685	2,704
Bad debt provision	361	796
Accrual for customer loyalty program	1,907	3,241
Accrued payroll	2,092	3,248
Share-based compensation	7,464	10,422
Others	—	193
Valuation allowance	(21,552)	(36,283)

Total deferred tax assets	81,087	99,178

Deferred tax liabilities:
Favorable lease	10,526	18,670
Capitalized interest	2,151	1,836
Others	—	1,829

Total deferred tax liabilities	12,677	22,335

Deferred tax assets are analyzed as:
Current	40,119	44,231
Non-Current	40,968	54,947

	81,087	99,178

Deferred tax liabilities are analyzed as:
Current	—	—
Non-current	12,677	22,335

	12,677	22,335

For the years ended December 31, 2011 and 2012, valuation allowance of RMB17,350 and RMB18,792 was provided, respectively, and RMB4,045 and RMB5,658 was reversed due to utilization of the deferred tax assets, respectively. For the year ended December 31, 2012, an additional valuation allowance of RMB1,597 was provided due to the acquisition of Starway. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carryforward periods provided for in the tax law.

As of December 31, 2012, the Group had tax loss carryforwards of RMB286,256 which will expire between 2013 and 2017 if not used.

The Group determines whether or not a tax position is “more-likely-than-not” of being sustained upon audit based solely on the technical merits of the position. At December 31, 2010, 2011 and 2012, the Group had recorded uncertain tax benefits of approximately RMB799, RMB1,494 and RMB4,148 associated with the interests on intercompany loans, respectively. No interest or penalty expense was recorded for the years ended December 31, 2010, 2011 and 2012. The Group does not anticipate any significant changes to its liability for unrecognized tax benefits within the next 12 months.

The following table is a roll-forward of the unrecognized tax benefits:

	As of December 31,
	2010	2011	2012
Balance at January 1	—	799	1,494
Addition for tax positions	799	695	2,654

Balance at December 31	799	1,494	4,148

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises (“FIEs”) earned after January 1, 2008, are subject to a 10% withholding income tax. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region if the holding company is the beneficial owner of the dividends. Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. The Group intends to indefinitely reinvest the undistributed earnings of the Group’s PRC subsidiaries, therefore, no provision for PRC dividend withholding tax was provided.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Group’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2008 through 2012 on non-transfer pricing matters, and from the inception of the Group through 2012 on transfer pricing matters.

Mainland China Contribution Plan	12 Months Ended
Dec. 31, 2012
Mainland China Contribution Plan

15. MAINLAND CHINA CONTRIBUTION PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits were RMB29,611, RMB57,295 and RMB 93,178 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group has no ongoing obligation to its employees subsequent to its contributions to the PRC plan.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets

16. RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Group in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of their registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of offsetting future losses, enterprise expansion and staff bonus and welfare and are not distributable as cash dividends and amounted to RMB11,186, RMB26,915 and RMB 49,626 as of December 31 2010, 2011 and 2012, respectively. In addition, due to restrictions on the distribution of share capital from the Company’s PRC subsidiaries, the PRC subsidiaries share capital of RMB2,044,579 at December 31, 2012 is considered restricted. As a result of these PRC laws and regulations, as of December 31, 2012, approximately RMB 2,094,205 is not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2012
Related Party Transactions and Balances

17. RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group because they are affiliates of the Group under the common control of the Group’s major shareholder. The related parties only act as service providers and lessors to the Group and there is no other relationship wherein the Group has the ability to exercise significant influence over the operating and financial policies of these parties. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group

Lishan Property (Suzhou) Co., Ltd. (“Suzhou Property”)	Commercial leasing business	Controlled by Qi Ji

Ctrip.com International, Ltd. (“Ctrip.com”)	Online travel services provider	Qi Ji is a director

UBOX International Holdings Co Limited (“UBOX”)	Merchandize trader	Qi Ji is a director

In August 2011, Mr. Qi Ji sold all the ownership interests in Powerhill to third parties and since then Powerhill and its wholly owned subsidiary Suzhou Property has been no longer related party to the Group.

(a) Related party balances

Amounts due to related parties were comprised of commissions payable to Ctrip for reservation services. The amounts due to related parties were interest free and payable upon demand.

	At December 31,
	2011	2012
Ctrip.com	1,030	801

(b) Related party transactions

During the years ended December 31, 2010, 2011 and 2012, related party transactions consisted of the following:

	Year Ended December 31,
	2010	2011	2012
Rental expense — Suzhou Property	3,640	2,275	—
Commission expenses — Ctrip.com	9,458	7,962	10,945

In March 2010, the Group issued 7,202,482 ordinary shares at the price equal to the IPO price per ordinary share for the total proceeds of RMB150,572 (US$22,058) to Ctrip.com.

In May 2012, the Group acquired a 51% equity interest of Starway Hotels (Hong Kong) Limited from C-Travel International Limited, a wholly-owned subsidiary of Ctrip. The acquisition price was RMB17,292 in cash.

In December 2012, the Group purchased convertible promissory note of RMB8,074 (US$1,284) from UBOX.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies

18. COMMITMENTS AND CONTINGENCIES

(a) Operating lease commitments

The Group has entered into lease agreements for certain hotels which it operates. Such leases are classified as operating leases.

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 were as follows:

Year ending December 31,
2013	1,198,873
2014	1,321,992
2015	1,358,828
2016	1,343,874
2017	1,322,337
Thereafter	8,771,557

Total	15,317,461

(b) Purchase Commitments

As of December 31, 2012, the Group’s commitments related to leasehold improvements and installation of equipment for hotel operations was RMB81,686, which is expected to be incurred within one year.

(c) Contingencies

The Group is subject to periodic legal or administrative proceedings in the ordinary course of our business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material adverse effect on the business or financial condition.

Financial Information for Parent Company	12 Months Ended
Dec. 31, 2012
Financial Information for Parent Company

ADDITIONAL FINANCIAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I

CHINA LODGING GROUP, LIMITED

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2011	2012	2012
			US$ (Note 2)
Assets
Current assets:
Cash and cash equivalents	45,069	22,953	3,684
Other current assets	1,014	3,374	542

Total current assets	46,083	26,327	4,226
Other assets	628	471	76
Investment in subsidiaries	2,204,258	2,442,597	392,064

Total assets	2,250,969	2,469,395	396,366

Liabilities and equity
Current liabilities:
Deferred revenue	1,500	1,496	240
Accrued expenses and other current liabilities	—	840	136

Total current liabilities	1,500	2,336	376
Deferred revenue	3,375	1,870	300

Total liabilities	4,875	4,206	676

Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 242,604,223 and 244,494,095 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	179	180	29
Additional paid-in capital	2,199,954	2,243,403	360,091
Retained earnings	85,127	260,014	41,735
Accumulated other comprehensive loss	(39,166)	(38,408)	(6,165)

Total equity	2,246,094	2,465,189	395,690

Total liabilities and equity	2,250,969	2,469,395	396,366

STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2010	2011	2012	2012
				US$ (Note 2)
Operating costs and expenses:
Selling and marketing expenses	157	157	157	25
General and administrative expenses	13,485	16,447	24,902	3,996

Total operating costs and expenses	13,642	16,604	25,059	4,021

Loss from operations	(13,642)	(16,604)	(25,059)	(4,021)
Interest income	813	452	131	21
Foreign exchange gain (loss)	(547)	1,086	(141)	(24)
Other income	3,028	2,649	2,208	354
Income in investment in subsidiaries	226,099	127,249	197,748	31,741

Net income attributable to ordinary share holders	215,751	114,832	174,887	28,071

Other comprehensive income
Foreign currency translation adjustments	(10,173)	(16,463)	758	122

Comprehensive income	205,578	98,369	175,645	28,193

STATEMENTS OF CASH FLOWS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2010	2011	2012	2012
				US$ (Note 2)
Operating activities:
Net income	215,751	114,832	174,887	28,071
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	13,113	15,483	20,837	3,345
Income in investment in subsidiaries	(226,099)	(127,249)	(197,748)	(31,741)
Changes in operating assets and liabilities:
Deferred revenue	6,700	(1,825)	(1,508)	(242)
Other current assets	(18,581)	12,269	(2,412)	(388)
Accrued expenses and other current liabilities	15	(818)	840	135

Net cash provided by (used in) operating activities	(9,101)	12,692	(5,104)	(820)

Investing activities:
Collection from amount due from subsidiaries	13,654	—	—	—
Investment in subsidiaries	(979,345)	—	(35,227)	(5,654)

Net cash used in investing activities	(965,691)	—	(35,227)	(5,654)

Financing activities:
Proceeds from issuance ordinary shares	959,104	—	—	—
Ordinary share issuance costs, net of existing shareholder reimbursements	3,930	—	—	—
Net proceeds from issuance of ordinary shares upon exercise of option	41,125	7,285	18,520	2,973
Net proceeds from exercise of warrants	17,873	—	—	—

Net cash provided by financing activities	1,022,032	7,285	18,520	2,973

Effect of exchange rate changes on cash and cash equivalents	(16,189)	(14,806)	(305)	(49)
Net increase in cash and cash equivalents	31,051	5,171	(22,116)	(3,550)
Cash and cash equivalents at the beginning of the year	8,847	39,898	45,069	7,234

Cash and cash equivalents at the end of the year	39,898	45,069	22,953	3,684

Supplemental schedule of non-cash investing and financing activities:
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables	7,614	—	—	—
Issuance of ordinary shares upon exercise of options from subscription deposit	1,217	—	—	—
Issuance warrant for acquisition of noncontrolling interest	7,067	—	—	—
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	—	499	290	47

The accompanying notes are an integral part of these consolidated financial statements

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

Addition Information - Financial Statements Schedule II	12 Months Ended
Dec. 31, 2012
Addition Information - Financial Statements Schedule II

ADDITION INFORMATION — FINANCIAL STATEMENTS SCHEDULE II

CHINA LODGING GROUP, LIMITED

This financial information has been prepared in conformity with accounting principles generally accepted in the United States.

VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Charge to Costs and Expenses	Addition due to acquisition	Charge Taken Against Allowance	Write off	Balance at end of Year
	(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
December 31, 2010	2,175	103	—	—	—	2,278
December 31, 2011	2,278	667	—	—	—	2,945
December 31, 2012	2,945	1,238	—	—	(1,000)	3,183
Valuation allowance for deferred tax assets
December 31, 2010	11,862	3,856	—	(7,471)	—	8,247
December 31, 2011	8,247	17,350	—	(4,045)	—	21,552
December 31, 2012	21,552	18,792	1,597	(5,658)	—	36,283

Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation	Basis of presentation The consolidated financial statements of the Group have been prepared in accordance with the accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of Consolidation

Basis of consolidation

The consolidated financial statements include the financial statements of the Company and its majority-owned subsidiaries. All significant intercompany transactions and balances are eliminated on consolidation.

The Group evaluates the need to consolidate certain variable interest entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support.

The Group is deemed as the primary beneficiary of and consolidates variable interest entities when the Group has the power to direct the activities that most significantly impact the economic success of the entities and effectively assumes the obligation to absorb losses and has the rights to receive benefits that are potentially significant to the entities.

The Group evaluates its business activities and arrangements with the entities that operate the manachised and franchised hotels to identify potential variable interest entities. Generally, these entities qualify for the business scope exception, therefore consolidation is not appropriate under the variable interest entity consolidation guidance.

Use of Estimates

Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets, long lived assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s consolidated financial statements include the useful lives and impairment of property and equipment and intangible assets, valuation allowance of deferred tax assets, impairment of goodwill, share-based compensation and costs related to its customer loyalty program.

Cash and Cash Equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less when purchased.

Restricted Cash

Restricted cash

Restricted cash represents bank demand deposits collateralized for certain newly established subsidiaries pending capital verification procedure of relevant PRC government authority and deposits used as security against borrowings. The capital verification approval process typically takes between three to six months.

Short-term Investments

Short-term investments

Short-term investments represent held-to-maturity securities and are measured at amortized cost in the consolidated balance sheets. The Group classifies investments with maturities of more than three months and less than 12 months as short-term investments.

Accounts Receivable, Net of Allowance

Accounts receivable, net of allowance

Trade receivables mainly consist of franchise fee receivables, amounts due from corporate customers, travel agents, hotel guests and credit card receivables, which are recognized and carried at the original invoice amount less an allowance for doubtful accounts. The Group establishes an allowance for doubtful accounts primarily based on the age of the receivables and factors surrounding the credit risk of specific customers.

Inventories

Inventories

Inventories mainly consist of small appliances, bedding and daily consumables. Small appliances and bedding are stated at cost, less accumulated amortization, and are amortized over their estimated useful lives, generally one year, from the time they are put into use. Daily consumables are expensed when used.

Property and Equipment, Net

Property and equipment, net

Property and equipment, net are stated at cost less accumulated depreciation and amortization. The renovations , betterments and interest cost incurred during construction are capitalized. Depreciation and amortization of property and equipment is provided using the straight line method over their expected useful lives. The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Construction in progress represents leasehold improvements under construction or being installed and is stated at cost. Cost comprises original cost of property and equipment, installation, construction and other direct costs. Construction in progress is transferred to leasehold improvements and depreciation commences when the asset is ready for its intended use.

Expenditures for repairs and maintenance are expensed as incurred. Gain or loss on disposal of property and equipment, if any, is recognized in the consolidated statement of comprehensive income as the difference between the net sales proceeds and the carrying amount of the underlying asset.

Intangible Assets, Net and Unfavorable Lease

Intangible assets, net and unfavorable lease

Intangible assets consist primarily of brand name, non-compete agreement, franchise agreements and favorable leases acquired in business combinations and purchased software. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets, including brand name, non-compete agreement, franchise agreements and favorable lease agreements acquired from business combination are recognized and measured at fair value upon acquisition. Non-compete agreement, franchise agreements and favorable lease agreements are amortized over the expected useful life, remaining franchise contract terms and remaining operating lease term. Unfavorable lease agreements from business combination transactions are recognized as other long-term liabilities and are amortized over the remaining operating lease term. Purchased software is stated at cost less accumulated amortization.

Brand name is considered to have an indefinite life. The Group evaluates the brand name each reporting period to determine whether events and circumstances continue to support an indefinite useful life. Impairment is tested annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group measures the impairment by comparing the fair value of brand name with its carrying amount. If the carrying amount of brand name exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess. The Group measured the fair value of the brand name under the relief-from-royalty method. Management performs its annual brand name impairment test on November 30.

Long-term investment

Long-term investment

The Group accounts for the investment in an investee of which the Group owns less than 20% of the voting securities and does not have the ability to exercise significant influence over operating and financial policies of the entity as cost method investment. The Group’s cost-method investment is carried at historical cost in its consolidated financial statements and measured at fair value on a nonrecurring basis when there are events or changes in circumstances that may have a significant adverse effect. An impairment loss is recognized in the consolidated statements of comprehensive income equal to the excess of the investment’s cost over its fair value when the impairment is deemed other-than-temporary.

As of December 31, 2012, the Group’s investment in UBOX, a privately-held company, of RMB28,129 was accounted for using the cost method. No event had occurred that indicated that an other than temporary impairment existed and therefore the Group did not record any impairment charges for this cost-method investment during 2012.

Goodwill

Goodwill

Goodwill represents the excess of the cost of an acquisition over the fair value of the identifiable assets less liabilities acquired.

Goodwill is tested for impairment annually or more frequently if events or changes in circumstances indicate that it might be impaired. The Group adopted Accounting Standards Update (“ASU”) 2011-08, Intangibles-Goodwill and other (Topic350), since 2012, which gives the Group an option to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. If it is more likely than not that the fair value of a reporting unit is less than its carrying amount, goodwill is then tested following a two-step process. The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Management performs its annual goodwill impairment test on November 30.

The Group recognized goodwill impairment of nil, RMB 710 and nil for years ended December 31, 2010, 2011 and 2012, respectively.

Impairment of Long-lived Assets

Impairment of long-lived assets

The Group evaluates its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the fair value of the assets. There was no impairment charge recognized during the years ended December 31, 2010 or 2011.

The Group performed a recoverability test of its long-lived assets associated with certain hotels due to the continue underperformance relative to the projected operating results, of which the carrying amount of the property and equipment exceed the future undiscounted net cash flows, and recognized an impairment loss of RMB 5,349 during the year ended December 31, 2012.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results.

Accruals for Customer Loyalty Program

Accruals for customer loyalty program

The Group invites its customers to participate in a customer loyalty program. The membership has an unlimited life. Members enjoy favorable treatment such as more convenient check-out procedures and late check-out, discounts on room rates and accumulate membership points for their paid stays, which can be redeemed for room night awards and other gifts within two years after the points are earned. The estimated incremental costs to provide room night awards and other gifts are accrued and recorded as accruals for customer loyalty program as members accumulate points and are recognized as cost and expense in the accompanying consolidated statements of comprehensive income. As members redeem awards or their entitlements expire, the provision is reduced correspondingly. As of December 31, 2011 and 2012, the accruals for estimated liabilities under the customer loyalty program amounted to RMB7,629 and RMB 12,963, respectively.

Deferred Revenue

Deferred revenue

Deferred revenue generally consists of non-refundable advances received from customers for rental of rooms, cash received for membership fees and initial franchise fees received prior to the Group fulfilling its commitments to the franchisee.

Revenue Recognition

Revenue recognition

Revenue from leased hotels is derived from hotel operations, mainly including the rental of rooms, food and beverage sales and souvenir sales from leased hotels. Revenue is recognized when rooms are occupied and food and beverages and souvenirs are sold.

Revenues from manachised and franchised hotels are derived from franchise agreements where the franchisees are primarily required to pay (i) an initial one-time franchise fee, and (ii) continuing franchise fees, which mainly consist of (a) on-going management and service fees mainly based on a certain percentage of the room revenues of the franchised hotels, and (b) system maintenance, support fees and central reservation system usage fee. The one-time franchise fee is recognized when the manachised and franchised hotel opens for business, the fee becomes non-refundable, and the Group has fulfilled all its commitments and obligations, including the assistance to the franchisees in property design, leasehold improvement construction project management, systems installation and personnel recruiting and training. The ongoing management and service fees are recognized when the underlying service revenue is recognized by the franchisees’ operations. The system maintenance, support fee and central reservation system usage fee is recognized when services are provided.

In addition, the Group accounts for hotel manager fees related to the manachised hotels under the franchise program as revenues. Pursuant to the franchise agreements, the Group charges the franchisees fixed hotel manager fees to cover the manachised hotel managers’ payroll, social welfare benefits and certain other out-of-pocket expenses that the Group incurs on behalf of the manachised hotels. The hotel manager fee is recognized as revenue monthly. During the years ended December 31, 2010, 2011 and 2012, the hotel manager fees that were recognized as revenue were RMB30,097, RMB43,021 and RMB72,061, respectively.

Membership fees from the Group’s customer loyalty program are earned and recognized on a straight-line basis over the expected membership duration of the different membership levels. Such duration is estimated based on the Group’s and management’s experience and is adjusted on a periodic basis to reflect changes in membership retention. Effective October 1, 2010, the Group prospectively revised the estimated membership duration from three to five years to two to five years to more closely reflect the expected membership retention. The effect of this change in accounting estimate was immaterial for the year ended December 31, 2010. Revenues recognized from the customer loyalty program were RMB22,633, RMB35,623 and RMB51,132 for the years ended December 31, 2010, 2011 and 2012, respectively.

Business Tax and Related Taxes

Business tax and related taxes

The Group is subject to business tax, education surtax and urban maintenance and construction tax, on the services provided in the PRC. Such taxes are primarily levied based on revenue at applicable rates and are recorded as a reduction of revenues.

Advertising and Promotional Expenses

Advertising and promotional expenses

Advertising related expenses, including promotion expenses and production costs of marketing materials, are charged to the consolidated statements of comprehensive income as incurred, and amounted to RMB18,217, RMB28,445 and RMB 30,053 for the years ended December 31, 2010, 2011 and 2012, respectively.

Government Grants

Government grants

Unrestricted government subsidies from local governmental agencies allowing the Group full discretion to utilize the funds were RMB4,034, RMB7,491 and RMB 6,723 for the years ended December 31, 2010, 2011 and 2012, respectively, which were recorded as a reduction of general and administrative expenses in the consolidated statements of comprehensive income.

Leases

Leases

A lease of which substantially all the benefits and risks incidental to ownership remain with lessor is classified as an operating lease. All leases of the Group are currently classified as operating leases. When a lease contains rent holidays or requires fixed escalations of the minimum lease payments, the Group records the total rental expense on a straight-line basis over the initial lease term and the difference between the straight-line rental expense and cash payment under the lease is recorded as deferred rent. As of December 31, 2011 and 2012, deferred rent of RMB8,690 and RMB11,882 were recorded as other current liabilities and RMB329,774 and RMB 470,438 were recorded as long-term liabilities, respectively.

Capitalization of Interest

Capitalization of interest

Interest cost incurred on funds used to construct leasehold improvements during the active construction period is capitalized. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. The interest expense incurred for the years ended December 31, 2010, 2011 and 2012 was RMB4,074, RMB882 and RMB859, of which RMB1,392, nil and RMB 37 was capitalized as additions to assets under construction, respectively.

Income Taxes

Income taxes

Current income taxes are provided for in accordance with the relevant statutory tax laws and regulations.

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements. Net operating losses are carried forward and credited by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of the Group, it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the characteristics of the underlying assets and liabilities, or the expected timing of their use when they do not relate to a specific asset or liability.

Foreign Currency Translation

Foreign currency translation

The reporting currency of the Group is the Renminbi (“RMB”). The functional currency of the Company is the United States dollar (“US dollar”). Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the day transactions occurred. Transaction gains and losses are recognized in the statements of comprehensive income. Assets and liabilities are translated into RMB at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive income.

The financial records of the Group’s subsidiaries are maintained in local currencies, RMB, which is the functional currency.

Comprehensive Income

Comprehensive income

Comprehensive income includes all changes in equity except for those resulting from investments by owners and distributions to owners and is comprised of net income and foreign-currency translation adjustments. The consolidated financial statements have been adjusted for the retrospective application of the authoritative guidance regarding presentation of comprehensive income, which was adopted by the Group on January 1, 2012.

Concentration of Credit Risk

Concentration of credit risk

Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment and accounts receivable.

All of the Group’s cash and cash equivalents and restricted cash are held with financial institutions that Group management believes to be high credit quality. In addition, the Group’s investment policy limits its exposure to concentrations of credit risk and the Group’s short-term investment consists of corporate debt security with high credit quality. The Group conducts credit evaluations on its group and agency customers and generally does not require collateral or other security from such customers. The Group periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

Fair Value

Fair value

The Group defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The established fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs may be used to measure fair value include:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The estimated fair value of the Group’s financial instruments, including cash, restricted cash, short-term investments, receivables, payables and accruals, approximates their carrying value due to their short-term nature.

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total loss
Property and equipment	4,991	—	—	4,991	5,349

As a result of reduced expectations of future cash flows from certain leased hotels, the Group determined that the hotels property and equipment with a carrying amount of RMB10,340 was not fully recoverable and consequently recorded an impairment charge of RMB5,349 for the year ended December 31, 2012.

Fair value of the property and equipment was determined by the Group based on the income approach using the discounted cash flow associated with the underlying assets, which incorporated certain assumptions including projected hotels’ revenue, growth rates and projected operating costs based on current economic condition, expectation of management and projected trends of current operating results. As a result, the Group has determined that the majority of the inputs used to value its long-lived assets held and used are unobservable inputs that fall within Level 3 of the fair value hierarchy. The revenue growth rate and the discount rate were the significant unobservable input used in the fair value measurement, which are 4% and 15%, respectively.

Warrants

Warrants

The Group records warrants convertible into mezzanine equity securities and ordinary shares as liabilities and adjusts the carrying amount of such liabilities to fair value at each reporting date.

Share-based Compensation

Share-based compensation

The Group recognizes share-based compensation in the consolidated statements of comprehensive income based on the fair value of equity awards on the date of the grant, with compensation expense recognized over the period in which the grantee is required to provide service to the Group in exchange for the equity award. The share-based compensation expenses have been categorized as either hotel operating costs, general and administrative expenses or selling and marketing expenses, depending on the job functions of the grantees. For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of RMB13,113, RMB15,483 and RMB20,837, respectively, which was classified as follows:

	At December 31,
	2010	2011	2012
Hotel operating costs	1,555	2,115	2,592
Selling and marketing expenses	778	783	1,031
General and administrative expenses	10,780	12,585	17,214

Total	13,113	15,483	20,837

Earnings Per Share

Earnings per share

Basic earnings per share is computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares and is calculated using the treasury stock method for stock options and nonvested restricted stocks.

Prior to the Group’s initial public offering (“IPO”) in March 2010, the Group determined that its Series A convertible preferred shares and Series B convertible redeemable preferred shares were participating securities as each participated in the undistributed earnings on the same basis as the ordinary shares. Accordingly, the Group used the two-class method of computing earnings per share. Under this method, net income applicable to holders of ordinary shares was allocated on a pro-rata basis to the ordinary and preferred shares to the extent that each class could share in income for the period. Losses were not allocated to the participating securities. Diluted earnings per share was computed using the more dilutive of the two-class method or the if-converted method. The preferred shares were converted into ordinary shares upon the completion of the Group’s IPO. The two-class method of computing earnings per share ceased to apply on the conversion date.

Segment Reporting

Segment reporting

The Group operates and manages its business as a single segment. The Group primarily generates its revenues from customers in the PRC. Accordingly, no geographical segments are presented. Substantially all of the Group’s long-lived assets are located in the PRC.

Recently Issued Accounting Pronouncements

Recently issued accounting pronouncements

On July 27, 2012, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”) 2012-02, which amends the guidance in ASC 350-30 on testing indefinite-lived intangible assets, other than goodwill, for impairment. Under ASU 2012-02, an entity testing an indefinite-lived intangible asset for impairment has the option of performing a qualitative assessment before calculating the fair value of the asset. Although ASU 2012-02 revises the examples of events and circumstances that an entity should consider in interim periods, it does not revise the requirements to test indefinite-lived intangible assets (1) annually for impairment and (2) between annual tests if there is a change in events or circumstances. ASU 2012-02 is effective for annual and interim impairment tests performed. The Group will be required to adopt ASU 2012-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On January 31, 2013, the FASB issued ASU 2013-01, which clarifies the offsetting disclosure requirements in ASU 2011-11. Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815, including bifurcated embedded derivatives. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those years. Retrospective application is required for all comparative periods presented. The Group will be required to adopt ASU 2013-01 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

On February 5, 2013, the FASB issued ASU 2013-02, which requires entities to disclose the following additional information about items reclassified out of accumulated other comprehensive income (AOCI): (1) Changes in AOCI balances by component (e.g., unrealized gains or losses on available-for-sale securities or foreign-currency items). Both before-tax and net-of-tax presentations of the information are acceptable as long as an entity presents the income tax benefit or expense attributed to each component of OCI and reclassification adjustments in either the financial statements or the notes to the financial statements. (2)Significant items reclassified out of AOCI by component either on the face of the income statement or as a separate footnote to the financial statements. The ASU is effective for fiscal years, and interim periods within those years, beginning after December 15, 2012 and should be applied prospectively. The Group will be required to adopt ASU 2013-02 as of January 1, 2013 and does not expect any significant impact on its consolidated results of operations, financial position or cash flows.

Translation into United States Dollars

Translation into United States Dollars

The financial statements of the Group are stated in RMB. Translations of amounts from RMB into United States dollars are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB 6.2301, on December 31, 2012, as set forth in H.10 statistical release of the Federal Reserve Board. The translation is not intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into United States dollars at that rate on December 31, 2012, or at any other rate.

Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Expected Useful Lives of Property and Equipment

The expected useful lives are as follows:

Leasehold improvements	Shorter of the lease term or their estimated useful lives
Buildings	40 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Assets Measured at Fair Value on Non-Recurring Basis

The following table presents the Group’s assets measured at fair value on a non-recurring basis for the year ended December 31, 2012:

Description	Year Ended December 31, 2012	Fair Value Measurements at Reporting Date Using
		Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total loss
Property and equipment	4,991	—	—	4,991	5,349

Group Recognized Share-Based Compensation Expense

For the years ended December 31, 2010, 2011 and 2012, the Group recognized share-based compensation expense of RMB13,113, RMB15,483 and RMB20,837, respectively, which was classified as follows:

	At December 31,
	2010	2011	2012
Hotel operating costs	1,555	2,115	2,592
Selling and marketing expenses	778	783	1,031
General and administrative expenses	10,780	12,585	17,214

Total	13,113	15,483	20,837

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values of Assets Acquired and Liabilities Assumed

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2012	Amortization period
Current assets	954
Intangible assets	299
Property and equipment	667	5-10 years
Brand name	28,600	indefinite
Non-compete agreement	400	10 years
Franchise agreements	7,700	remaining contract terms
Goodwill	21,491
Current liabilities	(19,430)
Deferred tax liabilities	(9,174)
Noncontrolling interest	(14,215)

Total	17,292

The following is a summary of the fair values of the assets acquired and liabilities assumed:

	2010	2011	2012	Amortization period
Current assets	33	2,199	127
Intangible assets	—	63	—
Property and equipment	25,550	10,980	4,668	5-10 years
Favorable lease	20,800	5,847	2,470	remaining lease terms
Deferred tax assets	229	—	—
Franchise agreements	600	900	200	remaining contracts terms
Goodwill	22,921	1,873	153
Unfavorable lease	(1,600)	—	—	remaining lease terms
Deferred tax liabilities	(4,800)	(1,462)	(618)

Total	63,733	20,400	7,000

Aggregate Consideration for Acquisitions	The aggregate consideration for these acquisitions was comprised of the following:

2010
Cash consideration	17,099
Fair value of warrants	7,068

Total consideration	24,167

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property and Equipment, Net

Property and equipment, net consist of the following:

	As of December 31,
	2011	2012
Cost:
Buildings	11,860	11,860
Leasehold improvements	2,213,221	3,220,481
Furniture, fixtures and equipment	348,713	479,808
Motor vehicles	828	833

	2,574,622	3,712,982
Less: Accumulated depreciation	(663,002)	(1,013,694)

	1,911,620	2,699,288
Construction in progress	184,174	252,221

Property and equipment, net	2,095,794	2,951,509

Intangible Assets, Net and Unfavorable Lease (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net and Unfavorable Lease

Intangible assets, net consist of the following:

	As of December 31,
	2011	2012
Brand name	—	28,600
Franchise agreements	—	7,900
Non-compete agreement	—	400
Favorable lease agreements	67,156	69,626
Purchased software	18,158	20,490

Total	85,314	127,016
Less: Accumulated amortization	(15,535)	(26,036)

Total	69,779	100,980

Unfavorable lease

	As of December 31,
	2011	2012
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,532)	(1,969)

Unfavorable lease agreements, net	2,392	1,955

Annual Estimated Amortization Expense for Intangible Assets and Unfavorable Lease

The annual estimated amortization expense for the above intangible assets and unfavorable lease for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2013	8,632	(337)	8,295
2014	8,185	(297)	7,888
2015	8,117	(289)	7,828
2016	7,825	(209)	7,616
2017	7,501	(130)	7,371
Thereafter	32,120	(693)	31,427

	72,380	(1,955)	70,425

Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill for the years ended December 31, 2010, 2011 and 2012 were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2010	19,550	(1,098)	18,452
Increase in goodwill related to acquisitions	22,921	—	22,921

Balance at December 31, 2010	42,471	(1,098)	41,373
Increase in goodwill related to acquisitions	1,873	—	1,873
Impairment losses recognized	—	(710)	(710)

Balance at December 31, 2011	44,344	(1,808)	42,536
Increase in goodwill related to acquisitions	21,644	—	21,644

Balance at December 31, 2012	65,988	(1,808)	64,180

Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

	As of December 31,
	2011	2012
Payable for business acquisitions	13,573	7,623
Business taxes and other subcharge payables	28,449	41,178
Accrual for customer loyalty program	7,629	12,963
Payable to noncontrolling interest holders	11,433	11,751
Other payables	13,249	16,589
Accrued rental	26,544	35,989
Accrued utilities	19,224	28,332
Other accrued expenses	22,045	32,955

Total	142,146	187,380

Hotel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2012
Components of Hotel Operating Cost

Hotel operating costs include all direct costs incurred in the operation of the leased hotels, manachised and franchised hotels and consist of the following:

	Year Ended December 31,
	2010	2011	2012
Rent	476,100	655,247	916,357
Utilities	108,208	150,865	215,768
Personnel cost	210,906	329,078	505,773
Depreciation and amortization	163,125	227,938	337,162
Consumable, food and beverage	145,317	228,244	333,245
Others	76,546	111,965	145,597

Total	1,180,202	1,703,337	2,453,902

Pre-Opening Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Components of Pre-Opening Expenses

Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Year Ended December 31,
	2010	2011	2012
Rents	88,177	153,229	191,538
Personnel cost	5,214	13,273	15,488
Others	17,819	17,796	23,664

Total	111,210	184,298	230,690

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Stock Options Estimated Using Significant Assumptions

The fair value of stock options was estimated using the following significant assumptions:

	2010	2011	2012
Suboptimal exercise factor	2.5 to 4.24	3.83 to 8.93	7.45 to 7.66
Risk-free interest rate	3.58 to 4.50%	1.88 to 2.66%	0.81 to 1.19%
Volatility	45.36 to 51.42%	50.61 to 50.69%	51.35 to 51.89%
Dividend yield	—	—	—
Life of option	10 years	6 years	6 years

Groups Share Option Activity Under Option Plans

The following table summarized the Group’s share option activity under the option plans:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	Years	US$’000
Share options outstanding at January 1, 2012	9,773,842	1.84
Granted	2,838,795	2.80
Forfeited	(917,940)	3.55
Exercised	(1,889,872)	1.53

Share options outstanding at December 31, 2012	9,804,825	2.02	5.95	22,042

Share options vested or expected to vest at December 31, 2012	9,302,216	2.00	5.92	21,057

Share options exercisable at December 31, 2012	5,676,003	1.59	6.03	15,144

Significant Assumptions of Monte Carlo Simulation	The significant assumptions of the Monte Carlo simulation are the following:

2012
Expected dividends	—
Risk-free interest rate	0.29%
Expected volatility	48.41%

Groups Restricted Stock Activity

The following table summarized the Group’s nonvested restricted stock activity in 2012.

	Number of restricted stocks	Weighted average grant date fair value
		US$
Nonvested restricted stocks outstanding at January 1, 2012	571,825	4.17
Granted	2,554,405	2.92
Forfeited	(92,188)	4.07

Nonvested restricted stocks outstanding at December 31, 2012	3,034,042	3.12

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Computation of Basic and Diluted Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share for the years indicated:

	Year Ended December 31,
	2010	2011	2012
Net income attributable to ordinary shareholders — basic	207,814	114,832	174,887
Amounts allocated to preferred shares for participating rights to dividends	7,937	—	—

Net income attributable to ordinary shareholders — diluted	215,751	114,832	174,887

Weighted average ordinary shares outstanding — basic	198,517,280	241,928,286	243,284,332
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	6,201,302	4,252,916	3,696,669
Preferred shares	29,762,312	—	—

Weighted average ordinary shares outstanding — diluted	234,480,894	246,181,202	246,981,001

Basic earnings per share	1.05	0.47	0.72

Diluted earnings per share	0.92	0.47	0.71

Outstanding Securities Excluded from Computation of Diluted Earnings Per Share

For the years ended December 31, 2010, 2011 and 2012, the Group had securities which could potentially dilute basic earnings per share in the future, but which were excluded from the computation of diluted earnings per share as their effects would have been anti-dilutive. Such outstanding securities consist of the following:

	Year Ended December 31,
	2010	2011	2012
Outstanding employee options and nonvested restricted stocks	—	1,486,533	797,981

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Tax Expense (Benefit)	Tax expense (benefit) is comprised of the following:

	As of December 31,
	2010	2011	2012
Current Tax	48,034	60,530	72,395
Deferred Tax	9,228	(35,714)	(18,226)

Total	57,262	24,816	54,169

Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate

A reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Year Ended December 31,
	2010	2011	2012
PRC statutory tax rate	25%	25%	25%
Tax effect of other expenses that are not deductible in determining taxable profit	—	3%	3%
Effect of different tax rate of group entities operating in other jurisdictions	(2)%	(3)%	1%
Effect of change in valuation allowance	(1)%	9%	6%
Effect of tax holiday	—	(17)%	(12)%
Other	(1)%	—	—

Effective tax rate	21%	17%	23%

Aggregate Amount and Per Share Effect of Tax Holidays

The aggregate amount and per share effect of the tax holidays are as follows:

	Year Ended December 31,
	2010	2011	2012
Aggregate amount	—	24,156	28,139
Per share effect — basic	—	0.10	0.12
Per share effect — diluted	—	0.10	0.11

Deferred Income Tax Assets And Liabilities

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2011 and 2012 are as follows:

	As of December 31,
	2011	2012
Deferred tax assets:
Net loss carryforward	59,340	71,564
Pre-opening expenses	768	1,405
Deferred revenue	25,997	37,688
Deferred rent	4,025	4,200
Unfavorable lease	685	2,704
Bad debt provision	361	796
Accrual for customer loyalty program	1,907	3,241
Accrued payroll	2,092	3,248
Share-based compensation	7,464	10,422
Others	—	193
Valuation allowance	(21,552)	(36,283)

Total deferred tax assets	81,087	99,178

Deferred tax liabilities:
Favorable lease	10,526	18,670
Capitalized interest	2,151	1,836
Others	—	1,829

Total deferred tax liabilities	12,677	22,335

Deferred tax assets are analyzed as:
Current	40,119	44,231
Non-Current	40,968	54,947

	81,087	99,178

Deferred tax liabilities are analyzed as:
Current	—	—
Non-current	12,677	22,335

	12,677	22,335

Unrecognized Tax Benefits

The following table is a roll-forward of the unrecognized tax benefits:

	As of December 31,
	2010	2011	2012
Balance at January 1	—	799	1,494
Addition for tax positions	799	695	2,654

Balance at December 31	799	1,494	4,148

Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Balances

Amounts due to related parties were comprised of commissions payable to Ctrip for reservation services. The amounts due to related parties were interest free and payable upon demand.

	At December 31,
	2011	2012
Ctrip.com	1,030	801

Related Party Transactions

During the years ended December 31, 2010, 2011 and 2012, related party transactions consisted of the following:

	Year Ended December 31,
	2010	2011	2012
Rental expense — Suzhou Property	3,640	2,275	—
Commission expenses — Ctrip.com	9,458	7,962	10,945

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Future Minimum Lease Payments Under Non-Cancellable Operating Lease Agreements

Future minimum lease payments under non-cancellable operating lease agreements at December 31, 2012 were as follows:

Year ending December 31,
2013	1,198,873
2014	1,321,992
2015	1,358,828
2016	1,343,874
2017	1,322,337
Thereafter	8,771,557

Total	15,317,461

Financial Information for Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Balance Sheets Parent Company Only

FINANCIAL INFORMATION FOR PARENT COMPANY

BALANCE SHEETS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	As of December 31,
	2011	2012	2012
			US$ (Note 2)
Assets
Current assets:
Cash and cash equivalents	45,069	22,953	3,684
Other current assets	1,014	3,374	542

Total current assets	46,083	26,327	4,226
Other assets	628	471	76
Investment in subsidiaries	2,204,258	2,442,597	392,064

Total assets	2,250,969	2,469,395	396,366

Liabilities and equity
Current liabilities:
Deferred revenue	1,500	1,496	240
Accrued expenses and other current liabilities	—	840	136

Total current liabilities	1,500	2,336	376
Deferred revenue	3,375	1,870	300

Total liabilities	4,875	4,206	676

Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 242,604,223 and 244,494,095 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	179	180	29
Additional paid-in capital	2,199,954	2,243,403	360,091
Retained earnings	85,127	260,014	41,735
Accumulated other comprehensive loss	(39,166)	(38,408)	(6,165)

Total equity	2,246,094	2,465,189	395,690

Total liabilities and equity	2,250,969	2,469,395	396,366

Statements of Comprehensive Income Parent Company Only

STATEMENTS OF COMPREHENSIVE INCOME

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2010	2011	2012	2012
				US$ (Note 2)
Operating costs and expenses:
Selling and marketing expenses	157	157	157	25
General and administrative expenses	13,485	16,447	24,902	3,996

Total operating costs and expenses	13,642	16,604	25,059	4,021

Loss from operations	(13,642)	(16,604)	(25,059)	(4,021)
Interest income	813	452	131	21
Foreign exchange gain (loss)	(547)	1,086	(141)	(24)
Other income	3,028	2,649	2,208	354
Income in investment in subsidiaries	226,099	127,249	197,748	31,741

Net income attributable to ordinary share holders	215,751	114,832	174,887	28,071

Other comprehensive income
Foreign currency translation adjustments	(10,173)	(16,463)	758	122

Comprehensive income	205,578	98,369	175,645	28,193

Statements of Cash Flows Parent Company Only

STATEMENTS OF CASH FLOWS

(Renminbi in thousands, except share data and per share data, unless otherwise stated)

	Year Ended December 31,
	2010	2011	2012	2012
				US$ (Note 2)
Operating activities:
Net income	215,751	114,832	174,887	28,071
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	13,113	15,483	20,837	3,345
Income in investment in subsidiaries	(226,099)	(127,249)	(197,748)	(31,741)
Changes in operating assets and liabilities:
Deferred revenue	6,700	(1,825)	(1,508)	(242)
Other current assets	(18,581)	12,269	(2,412)	(388)
Accrued expenses and other current liabilities	15	(818)	840	135

Net cash provided by (used in) operating activities	(9,101)	12,692	(5,104)	(820)

Investing activities:
Collection from amount due from subsidiaries	13,654	—	—	—
Investment in subsidiaries	(979,345)	—	(35,227)	(5,654)

Net cash used in investing activities	(965,691)	—	(35,227)	(5,654)

Financing activities:
Proceeds from issuance ordinary shares	959,104	—	—	—
Ordinary share issuance costs, net of existing shareholder reimbursements	3,930	—	—	—
Net proceeds from issuance of ordinary shares upon exercise of option	41,125	7,285	18,520	2,973
Net proceeds from exercise of warrants	17,873	—	—	—

Net cash provided by financing activities	1,022,032	7,285	18,520	2,973

Effect of exchange rate changes on cash and cash equivalents	(16,189)	(14,806)	(305)	(49)
Net increase in cash and cash equivalents	31,051	5,171	(22,116)	(3,550)
Cash and cash equivalents at the beginning of the year	8,847	39,898	45,069	7,234

Cash and cash equivalents at the end of the year	39,898	45,069	22,953	3,684

Supplemental schedule of non-cash investing and financing activities:
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables	7,614	—	—	—
Issuance of ordinary shares upon exercise of options from subscription deposit	1,217	—	—	—
Issuance warrant for acquisition of noncontrolling interest	7,067	—	—	—
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	—	499	290	47

Addition Information - Financial Statements Schedule II (Tables)	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS

	Balance at Beginning of Year	Charge to Costs and Expenses	Addition due to acquisition	Charge Taken Against Allowance	Write off	Balance at end of Year
	(Renminbi in thousands)
Allowance for doubtful accounts of accounts receivables and other receivables:
December 31, 2010	2,175	103	—	—	—	2,278
December 31, 2011	2,278	667	—	—	—	2,945
December 31, 2012	2,945	1,238	—	—	(1,000)	3,183
Valuation allowance for deferred tax assets
December 31, 2010	11,862	3,856	—	(7,471)	—	8,247
December 31, 2011	8,247	17,350	—	(4,045)	—	21,552
December 31, 2012	21,552	18,792	1,597	(5,658)	—	36,283

Organization and Principal Activities - Additional Information (Detail)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Leased Hotels Hotel	Dec. 31, 2011 Leased Hotels Hotel	Dec. 31, 2012 Manachised Hotels Hotel	Dec. 31, 2011 Manachised Hotels Hotel	Dec. 31, 2012 Franchised Hotels Hotel	Dec. 31, 2011 Franchised Hotels Hotel	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Lease rent holiday period								2 months	6 months
Number of hotels		465	344	516	295	54
Term of Franchise Agreement	8 years

Expected Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	Shorter of the lease term or their estimated useful lives
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	40 years
Furniture, Fixtures and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	3 years
Furniture, Fixtures and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years

Summary of Principal Accounting Policies - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 General and Administrative expenses CNY	Dec. 31, 2011 General and Administrative expenses CNY	Dec. 31, 2010 General and Administrative expenses CNY
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage				20.00%
Investment in UBOX	28,129
Goodwill Impairment Loss		(710)
Long-lived asset impairment loss	5,349
Estimated liability accruals under customer loyalty program	12,963	7,629
Hotel Manager Fees recognized as revenue	72,061	43,021	30,097
Revenue recognized from customer loyalty program	51,132	35,623	22,633
Advertising related expenses	30,053	28,445	18,217
Unrestricted government subsidies from local governmental agencies					6,723	7,491	4,034
Deferred rent current	11,882	8,690
Deferrend rent long-term	470,438	329,774		75,511
Interest cost incurred	859	882	4,074
Interest cost capitalized	37		1,392
Property Plant And Equipment Carrying Value	10,340
Revenue growth rate used for level 3 measurement	4.00%
Discount rate used for level 3 measurement	15.00%
Recognized share based compensation expense	20,837	15,483	13,113
Foreign exchange rate used to translate amounts denominated in RMB to US dollar				6.2301

Assets Measured at Fair Value on Non Recurring Basis (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment impairment charge	5,349
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	4,991
Fair Value, Inputs, Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	4,991

Recognized Share-Base Compensation Expense (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized share base compensation expense	20,837	15,483	13,113
Hotel Operating Costs
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized share base compensation expense	2,592	2,115	1,555
Selling and marketing expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized share base compensation expense	1,031	783	778
General and administrative expense
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Recognized share base compensation expense	17,214	12,585	10,780

Acquisitions - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2010 CNY	Dec. 31, 2010 Additional Paid-in Capital CNY	Dec. 31, 2012 Starway hotels CNY	Dec. 31, 2012 One Individual Hotel CNY	Dec. 31, 2011 Four Individual Hotels CNY	Dec. 31, 2010 Nine individual hotels CNY	Dec. 31, 2010 Four Existing Subsidiaries
Business Acquisition [Line Items]
Percentage of ownership interest acquired			51.00%
Cash consideration for acquisition	17,099		17,292	7,000	20,400	63,733
Remaining ownership interest to be acquired			49.00%
Amount payable in case of right exercised in acquisition			16,460
Ordinary shares issuable upon warrant exercise							1,500,000
Warrant exercise price							1.54
Reduction in additional paid-in capital due to difference between purchase consideration and carrying value of noncontrolling interest		(17,655)

Fair Values of Assets Acquired and Liabilities Assumed (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012 Starway hotels	Dec. 31, 2012 Starway hotels Brand Names	Dec. 31, 2012 Starway hotels Noncompete Agreements	Dec. 31, 2012 Starway hotels Franchise agreements	Dec. 31, 2012 Starway hotels Property Plant and Equipment Minimum	Dec. 31, 2012 Starway hotels Property Plant and Equipment Maximum	Dec. 31, 2012 One Individual Hotel	Dec. 31, 2012 One Individual Hotel Franchise agreements	Dec. 31, 2012 One Individual Hotel Off-Market Favorable Lease	Dec. 31, 2012 One Individual Hotel Property Plant and Equipment Minimum	Dec. 31, 2012 One Individual Hotel Property Plant and Equipment Maximum	Dec. 31, 2011 Four Individual Hotels	Dec. 31, 2011 Four Individual Hotels Franchise agreements	Dec. 31, 2011 Four Individual Hotels Off-Market Favorable Lease	Dec. 31, 2011 Four Individual Hotels Property Plant and Equipment Minimum	Dec. 31, 2011 Four Individual Hotels Property Plant and Equipment Maximum	Dec. 31, 2010 Nine individual hotels	Dec. 31, 2010 Nine individual hotels Franchise agreements	Dec. 31, 2010 Nine individual hotels Off-Market Favorable Lease	Dec. 31, 2010 Nine individual hotels Unfavorable Lease Agreements	Dec. 31, 2010 Nine individual hotels Property Plant and Equipment Minimum	Dec. 31, 2010 Nine individual hotels Property Plant and Equipment Maximum
Schedule of Business Acquisitions, Purchase Price Allocation [Line Items]
Intangible asset, estimated amortization period		indefinite		remaining contract terms				remaining contracts terms	remaining lease terms				remaining contracts terms	remaining lease terms				remaining contracts terms	remaining lease terms	remaining lease terms
Intangible asset, useful life			10 years
Current assets	954						127					2,199					33
Intangible assets	299											63
Property and equipment	667						4,668					10,980					25,550
Brand name	28,600
Favorable lease							2,470					5,847					20,800
Non-compete agreement	400
Deferred tax assets																	229
Franchise agreements	7,700						200					900					600
Goodwill	21,491						153					1,873					22,921
Current liabilities	(19,430)
Unfavorable lease																	(1,600)
Deferred tax liabilities	(9,174)						(618)					(1,462)					(4,800)
Noncontrolling interest	(14,215)
Total	17,292						7,000					20,400					63,733
Property and equipment, estimated useful life					5 years	10 years				5 years	10 years				5 years	10 years					5 years	10 years

Aggregate Consideration for Acquisitions (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2010
Business Acquisition, Cost of Acquired Entity, Purchase Price Components [Line Items]
Cash consideration	17,099
Fair value of warrants	7,068
Total consideration	24,167

Property And Equipment, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Buildings CNY	Dec. 31, 2011 Buildings CNY	Dec. 31, 2012 Leasehold Improvements CNY	Dec. 31, 2011 Leasehold Improvements CNY	Dec. 31, 2012 Furniture, Fixtures and Equipment CNY	Dec. 31, 2011 Furniture, Fixtures and Equipment CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2011 Motor vehicles CNY
Cost:
Property Plant And Equipment		3,712,982	2,574,622	11,860	11,860	3,220,481	2,213,221	479,808	348,713	833	828
Less: Accumulated depreciation		(1,013,694)	(663,002)
Property And Equipment Net Excluding Construction In Process, Total		2,699,288	1,911,620
Construction in progress		252,221	184,174
Property and equipment, net	$ 473,750	2,951,509	2,095,794

Property and Equipment, Net - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Hotel	Dec. 31, 2011 Hotel	Dec. 31, 2010 Hotel
Property, Plant and Equipment [Line Items]
Depreciation expense	337,511	229,742	167,490
Number of hotels demolished	1	1	1
Property and equipment written off	3,042	2,411	3,994
Gain on disposal of property and equipment		89	406
Reimbursement receivable	3,042		4,400
Cash received from demolished leased and operated hotel		2,500
Number of hotels likely to be demolished	4
Property and equipment aggregate carrying amount	14,844

Intangible Assets, Net (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Brand Name CNY	Dec. 31, 2012 Franchise agreements CNY	Dec. 31, 2012 Noncompete Agreements CNY	Dec. 31, 2012 Off-Market Favorable Lease CNY	Dec. 31, 2011 Off-Market Favorable Lease CNY	Dec. 31, 2012 Purchased software CNY	Dec. 31, 2011 Purchased software CNY
Intangible Assets [Line Items]
Intangible Assets Gross		127,016	85,314	28,600	7,900	400	69,626	67,156	20,490	18,158
Less: Accumulated amortization		(26,036)	(15,535)
Total	$ 16,208	100,980	69,779

Unfavorable Lease (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unfavorable Lease [Line Items]
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(1,969)	(1,532)
Unfavorable lease agreements, net	1,955	2,392

Intangible Assets, Net And Unfavorable Lease - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization expense of intangible assets	10,501	6,652	3,754

Annual Estimated Amortization Expense For Intangible Assets And Unfavorable Lease (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Estimated Future Amortization Expense For Intangible Assets And Unfavorable Lease Liability [Line Items]
2013	8,295
2014	7,888
2015	7,828
2016	7,616
2017	7,371
Thereafter	31,427
Finite Lived Intangible Assets Amortization Expenses, Total	70,425
Amortization of Intangible Assets
Estimated Future Amortization Expense For Intangible Assets And Unfavorable Lease Liability [Line Items]
2013	8,632
2014	8,185
2015	8,117
2016	7,825
2017	7,501
Thereafter	32,120
Finite Lived Intangible Assets Amortization Expenses, Total	72,380
Unfavorable Lease Agreements
Estimated Future Amortization Expense For Intangible Assets And Unfavorable Lease Liability [Line Items]
2013	(337)
2014	(297)
2015	(289)
2016	(209)
2017	(130)
Thereafter	(693)
Finite Lived Intangible Assets Amortization Expenses, Total	(1,955)

Changes In Carrying Amount Of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
Goodwill [Line Items]
Goodwill Gross Beginning Balance	44,344	42,471	19,550
Increase in goodwill related to acquisitions	21,644	1,873	22,921
Goodwill Gross Ending Balance	65,988	44,344	42,471
Goodwill Impairment Loss Beginning Balance	(1,808)	(1,098)	(1,098)
Impairment losses recognized		(710)
Goodwill Impairment Loss Ending Balance	(1,808)	(1,808)	(1,098)
Goodwill Net Beginning Balance	42,536	41,373	18,452	10,302
Increase in goodwill related to acquisitions	21,644	1,873	22,921
Impairment losses recognized		(710)
Goodwill Net Ending Balance	64,180	42,536	41,373	$ 10,302

Debt - Additional Information (Detail) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Mar. 31, 2012 5 Year Credit Facility CNY	Dec. 31, 2012 5 Year Credit Facility CNY	Sep. 30, 2012 Revolving Credit Facility CNY	Dec. 31, 2012 30 Month Credit Facility USD ($)
Line of Credit Facility [Line Items]
Line of credit facility term	5 years		3 years	30 months
Line of credit facility maximum borrowing capacity	500,000		300,000	$ 10,000
Line credit facility maximum limit drawing date	May 21, 2015		Oct 9, 2015	Apr 5, 2013
Line of credit draw down amount		1,000
Repayment of line of credit facility		1,000
Line of credit facility weighted average interest rate		6.90%
Line of credit facility available for future borrowing		399,000
Line of credit facility expired		100,000
Line of credit facility weighted average interest rate				Twelve-month London Interbank Offered Rate ("Libor") on draw-down date plus 2.7%
Percentage points added to the reference rate				2.70%

Accrued Expenses and Other Current Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Accrued Expenses and Other Current Liabilities [Line Items]
Payable for business acquisitions		7,623	13,573
Business taxes and other subcharge payables		41,178	28,449
Accrual for customer loyalty program		12,963	7,629
Payable to noncontrolling interest holders		11,751	11,433
Other payables		16,589	13,249
Accrued rental		35,989	26,544
Accrued utilities		28,332	19,224
Other accrued expenses		32,955	22,045
Total	$ 30,076	187,380	142,146

Preferred Shares, Warrant I and Warrant II - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended		12 Months Ended			18 Months Ended		12 Months Ended						1 Months Ended		18 Months Ended			1 Months Ended	18 Months Ended			18 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Minimum USD ($)	Dec. 31, 2012 Series A convertible Preferred Shares	Feb. 28, 2007 Series A convertible Preferred Shares USD ($)	Jun. 20, 2007 Series B Convertible Preferred Shares USD ($)	Jun. 20, 2007 Series B Convertible Preferred Shares CNY	Dec. 31, 2012 Series B Convertible Preferred Shares	Dec. 31, 2008 Series B Convertible Preferred Shares USD ($)	Dec. 31, 2008 Series B Convertible Preferred Shares CNY	Jun. 30, 2008 Series B Convertible Preferred Shares USD ($)	Jun. 30, 2008 Series B Convertible Preferred Shares CNY	Dec. 31, 2008 Series B Convertible Preferred Shares First Issuance USD ($)	Dec. 31, 2008 Series B Convertible Preferred Shares First Issuance CNY	Dec. 31, 2008 Series B Convertible Preferred Shares Second Issuance USD ($)	Dec. 31, 2008 Series B Convertible Preferred Shares Second Issuance CNY	Dec. 31, 2008 Series B Convertible Preferred Shares Third Issuance USD ($)	Dec. 31, 2008 Series B Convertible Preferred Shares Third Issuance CNY	Jun. 20, 2008 Series B Convertible Preferred Shares Warrant I	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant I	Jun. 30, 2008 Series B Convertible Preferred Shares Warrant I	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant I Currency, U.S. Dollar	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant I Currency, Chinese Renminbi	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant II	Jun. 30, 2008 Series B Convertible Preferred Shares Warrant II	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant II Currency, U.S. Dollar	Jun. 20, 2007 Series B Convertible Preferred Shares Warrant II Currency, Chinese Renminbi	Jun. 30, 2008 Series B Convertible Preferred Shares Warrant III
Stockholders Equity Note [Line Items]
Preferred shares issued					44,000,000
Preferred Shares, par value					$ 0.0001
Preferred shares, issuance price					$ 0.5
Temporary equity, shares issued						35,873,535	35,873,535						11,760,002	11,760,002	11,760,002	11,760,002	1,306,667	1,306,667
Temporary equity, par value						$ 0.0001
Temporary equity shares issued for cash proceeds, shares						32,144,009	32,144,009
Temporary equity shares issued for cash proceeds						$ 41,000	312,338
Preferred shares issued upon conversion of convertible notes and accrued interest, shares						3,729,526	3,729,526
Conversion of convertible notes						4,000	30,472
Conversion of accrued interest on convertible note						43	331
Proceeds from issuance of Temporary equity shares						40,743	310,383						18,000	129,323	18,000	127,588	2,000	13,894
Issuance costs of preferred shares						257	1,955
Number of warrants granted																				13,066,670				3,136,001
warrants granted, exercise price																						1.53	10.44			1.28	8.7
Fair value of warrants							15,544
Shares issued upon exercise of warrants											16,052,046	16,052,046
Warrant, exercised in Period																					8,212,044				3,136,001			4,704,001
Proceeds from warrants exercise		17,873									22,569	160,596
Warrant expired unexercised																			4,854,626
Temporary equity, shares issued price per share									$ 1.53	10.44
Stock issued in exchange, related party debt									1,306,667	1,306,667
Conversion of related party debt									2,000	13,894
Common stock voting rights description	Each ordinary share was entitled to two votes per share.
Preferred stock voting rights description				A Series A Share was entitled to one one-half of the number of ordinary shares into which it was convertible (one vote per ordinary share).
Temporary equity, voting right description								Each Series B Share was entitled to vote on an as-if converted basis (two votes per ordinary share).
Exchange ratio	1
Minimum Market Capitalization for IPO	495,000
Total proceeds from IPO			$ 50,000
Per share price equal to percentage of subscription price								105.00%

Direct Cost Incurred in Operation (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Rent CNY	Dec. 31, 2011 Rent CNY	Dec. 31, 2010 Rent CNY	Dec. 31, 2012 Utilities CNY	Dec. 31, 2011 Utilities CNY	Dec. 31, 2010 Utilities CNY	Dec. 31, 2012 Personnel cost CNY	Dec. 31, 2011 Personnel cost CNY	Dec. 31, 2010 Personnel cost CNY	Dec. 31, 2012 Depreciation And Amortization CNY	Dec. 31, 2011 Depreciation And Amortization CNY	Dec. 31, 2010 Depreciation And Amortization CNY	Dec. 31, 2012 Consumable,food and beverage CNY	Dec. 31, 2011 Consumable,food and beverage CNY	Dec. 31, 2010 Consumable,food and beverage CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY
Component of Operating Other Cost and Expense [Line Items]
Direct Costs of Hotels	$ 393,878	2,453,902	1,703,337	1,180,202	916,357	655,247	476,100	215,768	150,865	108,208	505,773	329,078	210,906	337,162	227,938	163,125	333,245	228,244	145,317	145,597	111,965	76,546

Pre-Opening Expenses (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Rents CNY	Dec. 31, 2011 Rents CNY	Dec. 31, 2010 Rents CNY	Dec. 31, 2012 Personnel cost CNY	Dec. 31, 2011 Personnel cost CNY	Dec. 31, 2010 Personnel cost CNY	Dec. 31, 2012 Others CNY	Dec. 31, 2011 Others CNY	Dec. 31, 2010 Others CNY
Component of Operating Other Cost and Expense [Line Items]
Pre-Opening Costs	$ 37,028	230,690	184,298	111,210	191,538	153,229	88,177	15,488	13,273	5,214	23,664	17,796	17,819

Share-Based Compensation - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended										1 Months Ended				12 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2012 Maximum	Dec. 31, 2012 Second anniversary of the stated vesting commencement date	Dec. 31, 2012 Vesting ratably over the following two years	Dec. 31, 2012 Restricted Stock CNY	Jul. 31, 2012 Restricted Stock Second anniversary of the stated vesting commencement date	Jul. 31, 2012 Restricted Stock Vesting ratably over the following two years	Jul. 31, 2012 Restricted Stock Performance Condition	Jul. 31, 2012 Restricted Stock Market Condition	Dec. 31, 2012 Stock Option CNY	Jul. 31, 2012 Stock Option Second anniversary of the stated vesting commencement date	Jul. 31, 2012 Stock Option Vesting ratably over the following two years	Jul. 31, 2012 Stock Option Performance Condition	Feb. 28, 2007 2007 Global Share Plan	Oct. 31, 2008 2008 Global Share Plan	Jun. 30, 2007 2008 Global Share Plan	Jul. 31, 2010 2009 Share Incentive Plan	Sep. 30, 2009 2009 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, maximum number of incentive award available																			10,000,000	7,000,000	3,000,000	15,000,000	3,000,000
Share-based payment award, contractual term							10 years
Share-based payment award, vesting percentage								50.00%	50.00%		50.00%	50.00%				50.00%	50.00%
Share-based payment award, option granted															24,743,043
Share-based payment award, nonvested restricted stocks										3,182,466
Number of Options, Granted	2,838,795	2,838,795																1,475,366
Performance period													3 years	3 years				3 years
Performance period, end date													Dec 31, 2014	Dec 31, 2014				Dec 31, 2014
Percentage of Option Exercisable													0.00%	0.00%				0.00%
Percentage of Option Exercisable													200.00%	200.00%				200.00%
Weighted Average Grant Date Fair Value for options granted	$ 1.35	8.52	$ 2.23	14.37	$ 1.96	12.99
Unrecognized compensation cost										45,160					31,401
Unrecognized Compensation Cost, Weighted Average Period of Recognition										3 years 3 months 22 days					2 years 9 months 4 days
Options exercised	1,889,872	1,889,872	1,452,468	1,452,468	7,842,341	7,842,341
Options exercised, Aggregate Intrinsic Value		32,562		37,700		11,271
Number of nonvested restricted stocks, Granted													1,059,977	213,209
Total fair value of nonvested restricted stocks

Fair Value of Stock Options Estimated Using Significant Assumptions (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	0.81%	1.88%	3.58%
Risk-free interest rate, maximum	1.19%	2.66%	4.50%
Volatility, minimum	51.35%	50.61%	45.36%
Volatility, maximum	51.89%	50.69%	51.42%
Dividend yield
Life of option	6 years	6 years	10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	7.45	3.83	2.5
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal exercise factor	7.66	8.93	4.24

Share Option Activity Under Option Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Beginning balance	9,773,842
Number of Options, Granted	2,838,795
Number of Options, Forfeited	(917,940)
Number of Options, Exercised	(1,889,872)	(1,452,468)	(7,842,341)
Number of Options, Ending balance	9,804,825	9,773,842
Number of Options, Expected To Vest	9,302,216
Number of Options, Exercisable	5,676,003
Weighted Average Exercise Price, Beginning balance	$ 1.84
Weighted Average Exercise Price, Options granted	$ 2.8
Weighted Average Exercise Price, Options forfeited	$ 3.55
Weighted Average Exercise Price, Options exercised	$ 1.53
Weighted Average Exercise Price, Ending Balance	$ 2.02	$ 1.84
Weighted Average Exercise Price, Options Expected To Vest	$ 2
Weighted Average Exercise Price, Options exercisable	$ 1.59
Weighted Average Remaining Contractual Term, Options outstanding	5 years 11 months 12 days
Weighted Average Remaining Contractual Term, Options vested and expected to vest	5 years 11 months 1 day
Weighted Average Remaining Contractual Term, Options exercisable	6 years 11 days
Aggregate Intrinsic Value, Options outstanding	$ 22,042
Aggregate Intrinsic Value, Options vested and expected to vest	21,057
Aggregate Intrinsic Value, Options exercisable	$ 15,144

Significant Assumptions of Monte Carlo Simulation (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividends
Risk-free interest rate	0.29%
Expected volatility	48.41%

Restricted Stock Activity (Detail) (Restricted Stock, USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of nonvested restricted stock, beginning balance	571,825
Number of nonvested restricted stock, granted	2,554,405
Number of nonvested restricted stock, forfeited	(92,188)
Number of nonvested restricted stock, ending balance	3,034,042
Weighted Average Grant Date Fair Value, beginning balance	$ 4.17
Weighted Average Grant Date Fair Value, granted	$ 2.92
Weighted Average Grant Date Fair Value, forfeited	$ 4.07
Weighted Average Grant Date Fair Value, ending balance	$ 3.12

Computation of Basic and Diluted Earnings Per Share (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Computation Of Earnings Per Share Line Items
Net income attributable to ordinary shareholders - basic		174,887	114,832	207,814
Amounts allocated to preferred shares for participating rights to dividends				7,937
Net income attributable to ordinary shareholders - diluted		174,887	114,832	215,751
Weighted average ordinary shares outstanding - basic	243,284,332	243,284,332	241,928,286	198,517,280
Incremental weighted-average ordinary shares from assumed exercise of share options and nonvested restricted stocks using the treasury stock method	3,696,669	3,696,669	4,252,916	6,201,302
Preferred shares				29,762,312
Weighted average ordinary shares outstanding - diluted	246,981,001	246,981,001	246,181,202	234,480,894
Basic earnings per share	$ 0.12	0.72	0.47	1.05
Diluted earnings per share	$ 0.11	0.71	0.47	0.92

Outstanding Securities Excluded from Computation of Diluted Earnings Per Share (Detail) (Stock Option And Non Vested Restricted Stock)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option And Non Vested Restricted Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Outstanding employee options and nonvested restricted stocks	797,981	1,486,533	0

Income Taxes - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Line Items]
Tax rate	25.00%	25.00%	25.00%
Income tax holiday description	Hanting Technology (Suzhou) Co., Ltd, as a recognized software development entity located at Suzhou Industrial Park in Suzhou of PRC, is entitled to a two-year exemption and three-year 50% reduction starting from the first profit making year after absorbing all prior years' tax losses
Loss carryforwards	286,256
Tax Loss Carry Forwards Expire Years	Expire between 2013 and 2017 if not used.
Uncertain tax benefits	4,148	1,494	799
Dividend tax rate	10.00%
Statute Of Limitations	3 years
Statute Of Limitations extended period	5 years
Settlements And Reductions As Result Of Lapse Of Applicable Statute Of Limitations	100
Income Tax Examination Statute Of Limitations Period Transfer Pricing Adjustment	10 years
Valuation allowance for deferred tax assets
Income Tax [Line Items]
Charge to Costs and Expenses	18,792	17,350	3,856
Charge Taken Against Allowance	5,658	4,045	7,471
Addition due to Acquisition	1,597
HONG KONG
Income Tax [Line Items]
Tax rate	16.50%	16.50%	16.50%
Dividend tax rate	5.00%
SINGAPORE
Income Tax [Line Items]
Tax rate	17.00%	17.00%	17.00%
Non Transfer Pricing Matters
Income Tax [Line Items]
Income Tax Examination Years Subject To Examination	2008 through 2012
Transfer Pricing Matters
Income Tax [Line Items]
Income Tax Examination Years Subject To Examination	Inception of the Group through 2012

Tax Expenses (Benefit) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current Tax		72,395	60,530	48,034
Deferred Tax	(2,925)	(18,226)	(35,714)	9,228
Total	$ 8,695	54,169	24,816	57,262

Reconciliation between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Income Taxes [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%
Tax effect of other expenses that are not deductible in determining taxable profit	3.00%	3.00%
Effect of different tax rate of group entities operating in other jurisdictions	1.00%	(3.00%)	(2.00%)
Effect of change in valuation allowance	6.00%	9.00%	(1.00%)
Effect of tax holiday	(12.00%)	(17.00%)
Other			(1.00%)
Effective tax rate	23.00%	17.00%	21.00%

Aggregate Amount And Per Share Effect Of Tax Holidays (Detail) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Holiday [Line Items]
Aggregate amount	28,139	24,156
Per share effect - basic	0.12	0.1
Per share effect - diluted	0.11	0.1

Principal Components Of Deferred Income Tax Assets And Liabilities (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Deferred tax assets:
Net loss carryforward		71,564	59,340
Pre-opening expenses		1,405	768
Deferred revenue		37,688	25,997
Deferred rent		4,200	4,025
Unfavorable lease		2,704	685
Bad debt provision		796	361
Accrual for customer loyalty program		3,241	1,907
Accrued payroll		3,248	2,092
Share-based compensation		10,422	7,464
Others		193
Valuation allowance		(36,283)	(21,552)
Total deferred tax assets		99,178	81,087
Deferred tax liabilities:
Favorable lease		18,670	10,526
Capitalized interest		1,836	2,151
Others		1,829
Total deferred tax liabilities		22,335	12,677
Current	7,099	44,231	40,119
Non-Current	8,820	54,947	40,968
Total deferred tax assets		99,178	81,087
Current
Non-current	3,585	22,335	12,677
Total deferred tax liabilities		22,335	12,677

Unrecognized Tax Benefits (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Unrecognized Tax Benefits [Line Items]
Beginning Balance	1,494	799
Addition for tax positions	2,654	695	799
Ending Balance	4,148	1,494	799

Mainland China Contribution Plan - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan Disclosure [Line Items]
Employee benefit contributions	93,178	57,295	29,611

Restricted Net Assets - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reserve funds not distributed as cash dividends	49,626	26,915	11,186
Restricted share capital of PRC subsidiaries	2,044,579
Retained earning not available for distribution as a result of laws and regulations	2,094,205

Related Party Balances (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Ctrip.Com CNY	Dec. 31, 2011 Ctrip.Com CNY
Related Party Transaction [Line Items]
Due to related party	$ 129	801	1,030	801	1,030

Related Party Transactions (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Suzhou Property
Related Party Transaction [Line Items]
Related party transaction, expenses		2,275	3,640
Ctrip.Com
Related Party Transaction [Line Items]
Related party transaction, expenses	10,945	7,962	9,458

Related Party Transactions And Balances - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011	Mar. 31, 2010 Ctrip.Com USD ($)	Mar. 31, 2010 Ctrip.Com CNY	May 31, 2012 Ctrip.Com CNY	Dec. 31, 2012 UBOX USD ($)	Dec. 31, 2012 UBOX CNY
Related Party Transaction [Line Items]
Ordinary share issued		244,494,095	244,494,095	242,604,223	7,202,482	7,202,482
Total proceeds from share issued	959,104				$ 22,058	150,572
Equity interest acquired							51.00%
Acquisition price in cash	17,099						17,292
Convertible promissory note purchased from related party		$ 1,296	8,074					$ 1,284	8,074

Future Minimum Lease Payments Under Non-Cancellable Operating Lease Agreements (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Leases Future Minimum Payments [Line Items]
2013	1,198,873
2014	1,321,992
2015	1,358,828
2016	1,343,874
2017	1,322,337
Thereafter	8,771,557
Total	15,317,461

Commitments And Contingencies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Purchase Commitments	81,686

Financial Statements Schedule I - Balance Sheets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company USD ($)	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY	Dec. 31, 2009 Parent Company CNY
Current assets:
Cash and cash equivalents	$ 72,205	449,844	$ 125,456	781,601	1,060,067	270,587	$ 3,684	22,953	$ 7,234	45,069	39,898	8,847
Other current assets	13,332	83,058		53,862			542	3,374		1,014
Total current assets	160,014	996,906		1,173,817			4,226	26,327		46,083
Other assets	21,434	133,536		102,056			76	471		628
Investment in subsidiaries							392,064	2,442,597		2,204,258
Total assets	695,043	4,330,187		3,524,950			396,366	2,469,395		2,250,969
Current liabilities:
Deferred revenue	32,185	200,515		138,148			240	1,496		1,500
Accrued expenses and other current liabilities	30,076	187,380		142,146			136	840
Total current liabilities	185,333	1,154,642		793,343			376	2,336		1,500
Deferred revenue	16,019	99,800		71,698			300	1,870		3,375
Total liabilities	295,280	1,839,622		1,269,066			676	4,206		4,875
Equity:
Ordinary shares (US$0.0001 par value per share; 8,000,000,000 shares authorized; 242,604,223 and 244,494,095 shares issued and outstanding as of December 31, 2011 and 2012, respectively)	29	180		179			29	180		179
Additional paid-in capital	360,091	2,243,403		2,199,954			360,091	2,243,403		2,199,954
Retained earnings	41,735	260,014		85,127			41,735	260,014		85,127
Accumulated other comprehensive loss	(6,165)	(38,408)		(39,166)			(6,165)	(38,408)		(39,166)
Total equity	395,690	2,465,189		2,246,094			395,690	2,465,189		2,246,094
Total liabilities and equity	$ 695,043	4,330,187		3,524,950			$ 396,366	2,469,395		2,250,969

Financial Statements Schedule I - Balance Sheets (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	244,494,095	242,604,223
Ordinary shares, shares outstanding	244,494,095	242,604,223
Parent Company
Schedule of Condensed Consolidating Balance Sheets [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	8,000,000,000	8,000,000,000
Ordinary shares, shares issued	244,494,095	242,604,223
Ordinary shares, shares outstanding	244,494,095	242,604,223

Financial Statements Schedule I - Statements Of Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Operating costs and expenses:
Selling and marketing expenses	$ 16,503	102,814	94,754	70,786	$ 25	157	157	157
General and administrative expenses	34,893	217,388	160,062	119,989	3,996	24,902	16,447	13,485
Total operating costs and expenses	482,302	3,004,794	2,142,451	1,482,187	4,021	25,059	16,604	13,642
Income from operations	35,270	219,733	107,146	256,306	(4,021)	(25,059)	(16,604)	(13,642)
Interest income	2,336	14,554	18,111	15,945	21	131	452	813
Foreign exchange gain (loss)	(321)	(2,000)	15,930	6,923	(24)	(141)	1,086	(547)
Other income	354	2,208	2,649	2,564	354	2,208	2,649	3,028
Income in investment in subsidiaries					31,741	197,748	127,249	226,099
Net income attributable to ordinary share holders	28,071	174,887	114,832	215,751	28,071	174,887	114,832	215,751
Other comprehensive income
Foreign currency translation adjustments	122	758	(16,463)	(10,173)	122	758	(16,463)	(10,173)
Comprehensive income	$ 28,193	175,645	98,369	205,578	$ 28,193	175,645	98,369	205,578

Financial Statements Schedule I - Statements Of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent Company USD ($)	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2011 Parent Company CNY	Dec. 31, 2010 Parent Company CNY
Operating activities:
Net income	$ 28,812	179,504	118,138	221,794	$ 28,071	174,887	114,832	215,751
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	3,345	20,837	15,483	13,113	3,345	20,837	15,483	13,113
Income in investment in subsidiaries					(31,741)	(197,748)	(127,249)	(226,099)
Changes in operating assets and liabilities:
Deferred revenue	14,521	90,468	92,803	42,283	(242)	(1,508)	(1,825)	6,700
Other current assets	(4,720)	(29,404)	(15,684)	(13,404)	(388)	(2,412)	12,269	(18,581)
Accrued expenses and other current liabilities	5,791	36,076	34,246	16,290	135	840	(818)	15
Net cash provided by (used in) operating activities	114,879	715,720	458,740	469,126	(820)	(5,104)	12,692	(9,101)
Investing activities:
Collection from amount due from subsidiaries								13,654
Investment in subsidiaries					(5,654)	(35,227)		(979,345)
Net cash used in investing activities	(171,447)	(1,068,130)	(734,577)	(515,310)	(5,654)	(35,227)		(965,691)
Financing activities:
Proceeds from issuance ordinary shares				959,104				959,104
Ordinary share issuance costs, net of existing shareholder reimbursements				3,929				3,930
Net proceeds from issuance of ordinary shares upon exercise of option	2,973	18,520	7,285	41,125	2,973	18,520	7,285	41,125
Net proceeds from exercise of warrants				17,873				17,873
Net cash provided by financing activities	3,195	19,895	13,834	845,837	2,973	18,520	7,285	1,022,032
Effect of exchange rate changes on cash and cash equivalents	122	758	(16,463)	(10,173)	(49)	(305)	(14,806)	(16,189)
Net increase in cash and cash equivalents	(53,251)	(331,757)	(278,466)	789,480	(3,550)	(22,116)	5,171	31,051
Cash and cash equivalents at the beginning of the year	125,456	781,601	1,060,067	270,587	7,234	45,069	39,898	8,847
Cash and cash equivalents at the end of the year	72,205	449,844	781,601	1,060,067	3,684	22,953	45,069	39,898
Supplemental schedule of non-cash investing and financing activities:
Payment of ordinary share issuance costs through utilization of prepayment and amount included in payables				7,614				7,614
Issuance of ordinary shares upon exercise of options from subscription deposit				1,217				1,217
Issuance warrant for acquisition of noncontrolling interest				7,067				7,067
Proceeds from issuance of ordinary shares upon exercise of option included in receivable	$ 47	290	499		$ 47	290	499

Valuation And Qualifying Accounts (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts of accounts receivables and other receivables:
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	2,945	2,278	2,175
Charge to Costs and Expenses	1,238	667	103
Write off	(1,000)
Balance at End of Year	3,183	2,945	2,278
Valuation allowance for deferred tax assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Year	21,552	8,247	11,862
Charge to Costs and Expenses	18,792	17,350	3,856
Addition due to Acquisition	1,597
Charge Taken Against Allowance	(5,658)	(4,045)	(7,471)
Balance at End of Year	36,283	21,552	8,247